UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22761

Stone Ridge Trust
(Exact name of registrant as specified in charter)

One Vanderbilt Avenue, 65th Floor

New York, New York 10017
(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

One Vanderbilt Avenue, 65th Floor

New York, New York 10017
(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

LifeX 2028 Income Bucket ETF
LIFT (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LifeX 2028 Income Bucket ETF (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/income-buckets. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LifeX 2028 Income Bucket ETF	$12	0.25%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,249,118
Number of Holdings	28
Advisory Fees	$2,997
Portfolio Turnover	14%
Average Credit Quality	Aa1 (Moody’s)
Annualized Distribution Rate*	41.35%
*	Annualized Distribution Rate calculated based on the ETF’s net asset value per share as of June 30, 2026. A portion of each monthly distribution includes return of capital.
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Securities	97.8%
Money Market Funds	1.4%
Cash & Other	0.8%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/income-buckets.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2028 Income Bucket ETF	PAGE 1	TSR-SAR-86172B593

LifeX 2030 Income Bucket ETF
BCKT (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LifeX 2030 Income Bucket ETF (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/income-buckets. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LifeX 2030 Income Bucket ETF	$12	0.25%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,427,066
Number of Holdings	31
Advisory Fees	$3,363
Portfolio Turnover	11%
Average Credit Quality	Aa1 (Moody’s)
Annualized Distribution Rate*	23.90%
*	Annualized Distribution Rate calculated based on the ETF’s net asset value per share as of June 30, 2026. A portion of each monthly distribution includes return of capital.
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Securities	98.1%
Money Market Funds	1.2%
Cash & Other	0.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/income-buckets.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2030 Income Bucket ETF	PAGE 1	TSR-SAR-86172B585

LifeX 2035 Income Bucket ETF
LDDR (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LifeX 2035 Income Bucket ETF (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/income-buckets. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LifeX 2035 Income Bucket ETF	$12	0.25%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$42,297,439
Number of Holdings	41
Advisory Fees	$53,644
Portfolio Turnover	75%
Average Credit Quality	Aa1 (Moody’s)
Annualized Distribution Rate*	12.63%
*	Annualized Distribution Rate calculated based on the ETF’s net asset value per share as of June 30, 2026. A portion of each monthly distribution includes return of capital.
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Securities	97.1%
Money Market Funds	1.9%
Cash & Other	1.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/income-buckets.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2035 Income Bucket ETF	PAGE 1	TSR-SAR-86172A249

LifeX 2050 Inflation-Protected Longevity Income ETF
LIAE (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LifeX 2050 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LifeX 2050 Inflation-Protected Longevity Income ETF	$12	0.25%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$3,373,627
Number of Holdings	18
Advisory Fees	$4,223
Portfolio Turnover	0%
Average Credit Quality	Aa1 (Moody’s)
Annualized Distribution Rate*	5.09%
*	Annualized Distribution Rate calculated based on the ETF’s net asset value per share as of June 30, 2026. A portion of each monthly distribution includes return of capital.
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Securities	96.9%
Money Market Funds	2.6%
Cash & Other	0.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2050 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-SAR-86172B650

LifeX 2050 Longevity Income ETF
LFAI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LifeX 2050 Longevity Income ETF (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/longevity-income. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LifeX 2050 Longevity Income ETF	$12	0.25%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,495,997
Number of Holdings	22
Advisory Fees	$5,646
Portfolio Turnover	6%
Average Credit Quality	Aa1 (Moody’s)
Annualized Distribution Rate*	6.65%
*	Annualized Distribution Rate calculated based on the ETF’s net asset value per share as of June 30, 2026. A portion of each monthly distribution includes return of capital.
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Securities	96.9%
Money Market Funds	1.8%
Cash & Other	1.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/longevity-income.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2050 Longevity Income ETF	PAGE 1	TSR-SAR-86172B692

LifeX 2055 Inflation-Protected Longevity Income ETF
LIAM (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LifeX 2055 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LifeX 2055 Inflation-Protected Longevity Income ETF	$12	0.25%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$6,870,080
Number of Holdings	23
Advisory Fees	$6,149
Portfolio Turnover	2%
Average Credit Quality	Aa1 (Moody’s)
Annualized Distribution Rate*	4.48%
*	Annualized Distribution Rate calculated based on the ETF’s net asset value per share as of June 30, 2026. A portion of each monthly distribution includes return of capital.
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Securities	97.8%
Money Market Funds	1.5%
Cash & Other	0.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2055 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-SAR-86172B643

LifeX 2055 Longevity Income ETF
LFAO (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LifeX 2055 Longevity Income ETF (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/longevity-income. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LifeX 2055 Longevity Income ETF	$12	0.25%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,979,717
Number of Holdings	26
Advisory Fees	$5,451
Portfolio Turnover	0%
Average Credit Quality	Aa1 (Moody’s)
Annualized Distribution Rate*	6.08%
*	Annualized Distribution Rate calculated based on the ETF’s net asset value per share as of June 30, 2026. A portion of each monthly distribution includes return of capital.
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Securities	97.9%
Money Market Funds	1.0%
Cash & Other	1.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/longevity-income.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2055 Longevity Income ETF	PAGE 1	TSR-SAR-86172B684

LifeX 2060 Inflation-Protected Longevity Income ETF
LIAU (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LifeX 2060 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LifeX 2060 Inflation-Protected Longevity Income ETF	$12	0.25%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,585,434
Number of Holdings	27
Advisory Fees	$4,194
Portfolio Turnover	4%
Average Credit Quality	Aa1 (Moody’s)
Annualized Distribution Rate*	4.04%
*	Annualized Distribution Rate calculated based on the ETF’s net asset value per share as of June 30, 2026. A portion of each monthly distribution includes return of capital.
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Securities	88.3%
U.S. Treasury Bills	6.6%
Money Market Funds	4.4%
Cash & Other	0.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2060 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-SAR-86172B635

LifeX 2060 Longevity Income ETF
LFAW (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LifeX 2060 Longevity Income ETF (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/longevity-income. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LifeX 2060 Longevity Income ETF	$12	0.25%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$3,803,883
Number of Holdings	28
Advisory Fees	$4,323
Portfolio Turnover	5%
Average Credit Quality	Aa1 (Moody’s)
Annualized Distribution Rate*	5.69%
*	Annualized Distribution Rate calculated based on the ETF’s net asset value per share as of June 30, 2026. A portion of each monthly distribution includes return of capital.
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Securities	97.9%
Money Market Funds	0.7%
Cash & Other	1.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/longevity-income.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2060 Longevity Income ETF	PAGE 1	TSR-SAR-86172B676

LifeX 2065 Inflation-Protected Longevity Income ETF
LIBD (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LifeX 2065 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LifeX 2065 Inflation-Protected Longevity Income ETF	$12	0.25%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,272,387
Number of Holdings	16
Advisory Fees	$5,328
Portfolio Turnover	5%
Average Credit Quality	Aa1 (Moody’s)
Annualized Distribution Rate*	3.70%
*	Annualized Distribution Rate calculated based on the ETF’s net asset value per share as of June 30, 2026. A portion of each monthly distribution includes return of capital.
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Securities	79.5%
U.S. Treasury Bills	14.6%
Money Market Funds	5.1%
Cash & Other	0.8%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2065 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-SAR-86172B627

LifeX 2065 Longevity Income ETF
LFBE (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LifeX 2065 Longevity Income ETF (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/longevity-income. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LifeX 2065 Longevity Income ETF	$12	0.25%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$3,201,998
Number of Holdings	16
Advisory Fees	$4,003
Portfolio Turnover	5%
Average Credit Quality	Aa1 (Moody’s)
Annualized Distribution Rate*	5.39%
*	Annualized Distribution Rate calculated based on the ETF’s net asset value per share as of June 30, 2026. A portion of each monthly distribution includes return of capital.
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Securities	97.8%
Money Market Funds	0.6%
Cash & Other	1.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/longevity-income.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2065 Longevity Income ETF	PAGE 1	TSR-SAR-86172B668

LifeX Durable Income ETF
LFDR (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LifeX Durable Income ETF (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/durable-income. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LifeX Durable Income ETF	$12	0.25%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$859,585
Number of Holdings	16
Advisory Fees	$1,074
Portfolio Turnover	5%
Average Credit Quality	Aa1 (Moody’s)
Annualized Distribution Rate*	5.39%
*	Annualized Distribution Rate calculated based on the ETF’s net asset value per share as of June 30, 2026. A portion of each monthly distribution includes return of capital.
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Securities	97.7%
Money Market Funds	0.7%
Cash & Other	1.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/durable-income.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX Durable Income ETF	PAGE 1	TSR-SAR-86172B619

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

LIFEX INCOME Bucket ETFS
LifeX Inflation-Protected Income ETFs
LifeX Income ETFs
LifeX Durable Income ETF
Semi-Annual Report
June 30, 2026
Unaudited

TABLE OF CONTENTS (UNAUDITED)

LifeX 2028 Income Bucket ETF
Schedule of Investments
As of June 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.8%
United States Treasury Notes/Bonds
4.63%, 09/15/2026	$ 242,000	$242,449
3.50%, 09/30/2026	24,000	23,981
4.13%, 10/31/2026	89,000	89,054
2.00%, 11/15/2026	80,000	79,427
4.38%, 12/15/2026	51,000	51,124
4.25%, 12/31/2026	90,000	90,127
4.50%, 05/15/2027	135,000	135,467
4.63%, 06/15/2027	138,000	138,668
3.75%, 06/30/2027	1,000	995
3.63%, 08/31/2027	374,000	371,882
3.50%, 09/30/2027	131,000	129,977
3.50%, 10/31/2027	64,000	63,455
3.38%, 12/31/2027	26,000	25,703
3.88%, 03/31/2028	198,000	197,041
3.38%, 09/15/2028	289,000	284,236
3.50%, 10/15/2028	108,000	106,439
3.50%, 11/15/2028	51,000	50,239
3.50%, 12/15/2028	115,000	113,235
3.13%, 08/31/2029	1,000	969
3.75%, 08/31/2031	1,000	978
3.88%, 09/30/2032	1,000	978
4.25%, 08/15/2035	1,000	987
4.75%, 02/15/2037	1,000	1,028
4.13%, 08/15/2044	1,000	905
2.38%, 11/15/2049	1,000	637
4.75%, 08/15/2055	1,000	971
TOTAL U.S. TREASURY SECURITIES (Cost $2,215,451)		2,200,952

	Shares	Value
SHORT-TERM INVESTMENTS - 1.4%
MONEY MARKET FUNDS - 1.4%
First American Government Obligations Fund - Class X, 3.57%(a)	15,450	$15,450
MSILF Government Portfolio - Institutional Class, 3.56%(a)	15,450	15,450
TOTAL MONEY MARKET FUNDS (Cost $30,900)		30,900
TOTAL SHORT-TERM INVESTMENTS (Cost $30,900)		30,900
TOTAL INVESTMENTS - 99.2% (Cost $2,246,351)		$ 2,231,852
Other Assets in Excess of Liabilities - 0.8%		17,266
TOTAL NET ASSETS - 100.0%		$2,249,118

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

1

LIFEX 2030 INCOME BUCKET ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 98.1%
United States Treasury Notes/Bonds
3.50%, 09/30/2026	$15,000	$14,988
4.13%, 10/31/2026	14,000	14,008
2.00%, 11/15/2026	14,000	13,900
4.38%, 12/15/2026	255,000	255,618
4.13%, 02/28/2027	20,000	20,016
4.25%, 03/15/2027	40,000	40,070
3.75%, 06/30/2027	127,000	126,558
3.63%, 08/31/2027	231,000	229,692
3.50%, 09/30/2027	40,000	39,688
3.50%, 10/31/2027	19,000	18,838
3.38%, 11/30/2027	103,000	101,900
3.50%, 01/31/2028	38,000	37,610
3.38%, 02/29/2028	55,000	54,316
3.38%, 09/15/2028	229,000	225,225
3.50%, 10/15/2028	40,000	39,422
3.50%, 11/15/2028	140,000	137,911
3.50%, 12/15/2028	42,000	41,355
3.13%, 08/31/2029	128,000	124,085
3.50%, 09/30/2029	228,000	223,413
4.13%, 10/31/2029	18,000	17,974
1.75%, 11/15/2029	20,000	18,505
4.13%, 11/30/2029	140,000	139,798
4.38%, 12/31/2029	77,000	77,502
4.00%, 02/28/2030	106,000	105,375
3.63%, 08/31/2030	168,000	164,364
3.63%, 09/30/2030	13,000	12,714
3.63%, 10/31/2030	12,000	11,729
3.50%, 11/30/2030	64,000	62,210
3.75%, 01/31/2031	12,000	11,775
TOTAL U.S. TREASURY SECURITIES (Cost $2,405,980)		2,380,559

	Shares	Value
SHORT-TERM INVESTMENTS - 1.2%
MONEY MARKET FUNDS - 1.2%
First American Government Obligations Fund - Class X, 3.57%(a)	14,686	$14,686
MSILF Government Portfolio - Institutional Class, 3.56%(a)	14,686	14,686
TOTAL MONEY MARKET FUNDS (Cost $29,372)		29,372
TOTAL SHORT-TERM INVESTMENTS (Cost $29,372)		29,372
TOTAL INVESTMENTS - 99.3% (Cost $2,435,352)		$2,409,931
Other Assets in Excess of Liabilities - 0.7%		17,135
TOTAL NET ASSETS - 100.0%		$2,427,066

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

2

LIFEX 2035 INCOME BUCKET ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.1%
United States Treasury Notes/Bonds
4.50%, 05/15/2027	$ 3,478,200	$3,490,224
3.88%, 07/31/2027	700	698
3.88%, 03/31/2028	4,554,000	4,531,942
1.25%, 05/31/2028	142,800	135,231
3.88%, 07/15/2028	400	398
3.63%, 08/15/2028	99,700	98,617
3.38%, 09/15/2028	66,400	65,305
4.63%, 04/30/2029	500	506
3.13%, 08/31/2029	6,139,000	5,951,233
3.63%, 08/31/2029	300	295
3.63%, 03/31/2030	1,094,200	1,073,128
4.00%, 03/31/2030	300	298
3.88%, 06/30/2030	206,800	204,425
3.88%, 07/31/2030	400	395
3.63%, 09/30/2030	400	391
3.63%, 12/31/2030	2,688,000	2,625,000
3.75%, 01/31/2031	773,000	758,506
3.50%, 02/28/2031	1,111,000	1,078,451
4.63%, 04/30/2031	600	611
3.75%, 08/31/2031	1,949,700	1,907,279
4.13%, 10/31/2031	600	597
4.00%, 06/30/2032	192,000	189,338
4.00%, 07/31/2032	300	296
2.75%, 08/15/2032	4,712,000	4,328,230
3.88%, 09/30/2032	500	489
4.00%, 01/31/2033	1,228,000	1,207,278
3.75%, 02/28/2033	719,000	696,475
4.25%, 03/31/2033	2,388,000	2,381,097
3.88%, 08/15/2034	8,290,200	8,009,110
4.25%, 05/15/2035	500	494
4.25%, 08/15/2035	100	99
4.00%, 11/15/2035	1,252,000	1,211,212
4.13%, 02/15/2036	1,066,000	1,040,433
4.50%, 02/15/2036	800	810
4.50%, 02/15/2044	41,100	39,148
4.13%, 08/15/2044	4,000	3,619
2.38%, 11/15/2049	21,000	13,383
4.63%, 05/15/2054	30,700	29,165
4.75%, 02/15/2056	4,000	3,887
TOTAL U.S. TREASURY SECURITIES (Cost $41,234,541)		41,078,093

	Shares	Value
SHORT-TERM INVESTMENTS - 1.9%
MONEY MARKET FUNDS - 1.9%
First American Government Obligations Fund - Class X, 3.57%(a)	393,454	$393,454
MSILF Government Portfolio - Institutional Class, 3.56%(a)	393,454	393,454
TOTAL MONEY MARKET FUNDS (Cost $786,908)		786,908
TOTAL SHORT-TERM INVESTMENTS (Cost $786,908)		786,908
TOTAL INVESTMENTS - 99.0% (Cost $42,021,449)		$ 41,865,001
Other Assets in Excess of Liabilities - 1.0%		432,438
TOTAL NET ASSETS - 100.0%		$ 42,297,439

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

3

LifeX 2050 Inflation-Protected Longevity Income ETF
Schedule of Investments
As of June 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.9%
United States Treasury Inflation Indexed Bonds
0.38%, 01/15/2027	$34,466	$34,023
0.50%, 01/15/2028	63,454	61,845
2.38%, 10/15/2028	125,035	126,388
2.13%, 04/15/2029	177,649	178,194
1.63%, 10/15/2029	16,934	16,820
0.13%, 01/15/2030	157,913	148,309
0.13%, 01/15/2031	63,965	59,091
0.13%, 07/15/2031	150,345	138,065
0.13%, 01/15/2032	66,075	59,830
1.13%, 01/15/2033	166,579	157,609
1.75%, 01/15/2034	10,834	10,589
2.13%, 01/15/2035	216,324	215,952
1.88%, 01/15/2036	34,846	33,863
2.13%, 02/15/2040	966,057	932,886
0.88%, 02/15/2047	1,234,724	869,082
1.50%, 02/15/2053	294,644	224,068
TOTAL U.S. TREASURY SECURITIES (Cost $3,510,280)		3,266,614

	Shares	Value
SHORT-TERM INVESTMENTS - 2.6%
MONEY MARKET FUNDS - 2.6%
First American Government Obligations Fund - Class X, 3.57%(a)	44,352	$44,352
MSILF Government Portfolio - Institutional Class, 3.56%(a)	44,352	44,352
TOTAL MONEY MARKET FUNDS (Cost $88,704)		88,704
TOTAL SHORT-TERM INVESTMENTS (Cost $88,704)		88,704
TOTAL INVESTMENTS - 99.5% (Cost $3,598,984)		$3,355,318
Other Assets in Excess of Liabilities - 0.5%		18,309
TOTAL NET ASSETS - 100.0%		$3,373,627

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

4

LifeX 2050 Longevity Income ETF
Schedule of Investments
As of June 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.9%
United States Treasury Notes/Bonds
3.88%, 03/31/2028	$25,000	$24,879
1.25%, 05/31/2028	77,000	72,919
3.38%, 09/15/2028	56,000	55,077
3.50%, 10/15/2028	5,000	4,928
3.13%, 08/31/2029	212,000	205,516
3.63%, 08/31/2030	168,000	164,364
3.75%, 08/31/2031	190,000	185,866
2.75%, 08/15/2032	161,000	147,887
4.25%, 03/31/2033	154,000	153,555
4.50%, 11/15/2033	7,000	7,071
4.00%, 02/15/2034	18,000	17,589
3.88%, 08/15/2034	152,000	146,846
4.25%, 08/15/2035	77,000	76,032
4.75%, 02/15/2037	687,000	706,537
1.38%, 11/15/2040	146,000	94,444
4.50%, 02/15/2044	880,000	838,200
4.13%, 08/15/2044	784,000	709,275
2.38%, 11/15/2049	1,133,000	722,022
4.63%, 05/15/2054	19,000	18,050
4.75%, 08/15/2055	9,000	8,737
TOTAL U.S. TREASURY SECURITIES (Cost $4,439,801)		4,359,794

	Shares	Value
SHORT-TERM INVESTMENTS - 1.8%
MONEY MARKET FUNDS - 1.8%
First American Government Obligations Fund - Class X, 3.57%(a)	39,513	$39,513
MSILF Government Portfolio - Institutional Class, 3.56%(a)	39,513	39,513
TOTAL MONEY MARKET FUNDS (Cost $79,026)		79,026
TOTAL SHORT-TERM INVESTMENTS (Cost $79,026)		79,026
TOTAL INVESTMENTS - 98.7% (Cost $4,518,827)		$4,438,820
Other Assets in Excess of Liabilities - 1.3%		57,177
TOTAL NET ASSETS - 100.0%		$4,495,997

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

5

LifeX 2055 Inflation-Protected Longevity Income ETF
Schedule of Investments
As of June 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.8%
United States Treasury Inflation Indexed Bonds
0.38%, 01/15/2027	$1,379	$1,361
0.50%, 01/15/2028	1,350	1,316
2.38%, 10/15/2028	207,667	209,914
2.13%, 04/15/2029	44,143	44,279
1.63%, 10/15/2029	5,292	5,256
0.13%, 01/15/2030	321,004	301,480
0.13%, 01/15/2031	1,279	1,182
1.25%, 04/15/2031	280,951	272,275
0.13%, 07/15/2031	100,644	92,424
0.13%, 01/15/2032	130,948	118,572
1.13%, 01/15/2033	86,084	81,449
1.38%, 07/15/2033	277,417	266,201
1.75%, 01/15/2034	15,167	14,824
1.88%, 07/15/2035	517,528	506,247
1.88%, 01/15/2036	759,436	738,018
2.13%, 02/15/2040	989,168	955,204
1.00%, 02/15/2046	664,792	488,609
0.88%, 02/15/2047	1,082,970	762,267
1.50%, 02/15/2053	628,500	477,954
2.13%, 02/15/2054	713,996	624,328
2.38%, 02/15/2055	824,244	759,431
TOTAL U.S. TREASURY SECURITIES (Cost $6,974,347)		6,722,591

	Shares	Value
SHORT-TERM INVESTMENTS - 1.5%
MONEY MARKET FUNDS - 1.5%
First American Government Obligations Fund - Class X, 3.57%(a)	51,178	$51,178
MSILF Government Portfolio - Institutional Class, 3.56%(a)	51,178	51,178
TOTAL MONEY MARKET FUNDS (Cost $102,356)		102,356
TOTAL SHORT-TERM INVESTMENTS (Cost $102,356)		102,356
TOTAL INVESTMENTS - 99.3% (Cost $7,076,703)		$6,824,947
Other Assets in Excess of Liabilities - 0.7%		45,133
TOTAL NET ASSETS - 100.0%		$6,870,080

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

6

LifeX 2055 Longevity Income ETF
Schedule of Investments
As of June 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.9%
United States Treasury Notes/Bonds
3.75%, 06/30/2027	$38,000	$37,868
3.63%, 08/31/2027	13,000	12,926
1.25%, 05/31/2028	70,000	66,289
4.00%, 05/31/2028	9,000	8,975
3.38%, 09/15/2028	49,000	48,192
3.13%, 08/31/2029	159,000	154,137
3.63%, 08/31/2030	134,000	131,100
4.13%, 05/31/2031	35,000	34,878
3.75%, 08/31/2031	115,000	112,498
2.75%, 08/15/2032	177,000	162,584
3.88%, 08/31/2032	10,000	9,786
4.25%, 05/31/2033	121,000	120,584
4.50%, 11/15/2033	12,000	12,122
4.00%, 02/15/2034	30,000	29,316
3.88%, 08/15/2034	161,000	155,541
4.25%, 08/15/2035	54,000	53,321
4.75%, 02/15/2037	516,000	530,674
1.38%, 11/15/2040	244,000	157,838
4.50%, 02/15/2044	1,039,000	989,648
4.13%, 08/15/2044	114,000	103,134
2.38%, 11/15/2049	1,645,000	1,048,302
4.63%, 05/15/2054	634,000	602,300
4.63%, 02/15/2055	256,000	243,360
5.00%, 05/15/2056	51,000	51,566
TOTAL U.S. TREASURY SECURITIES (Cost $4,959,423)		4,876,939

	Shares	Value
SHORT-TERM INVESTMENTS - 1.0%
MONEY MARKET FUNDS - 1.0%
First American Government Obligations Fund - Class X, 3.57%(a)	24,696	$24,696
MSILF Government Portfolio - Institutional Class, 3.56%(a)	24,696	24,696
TOTAL MONEY MARKET FUNDS (Cost $49,392)		49,392
TOTAL SHORT-TERM INVESTMENTS (Cost $49,392)		49,392
TOTAL INVESTMENTS - 98.9% (Cost $5,008,815)		$4,926,331
Other Assets in Excess of Liabilities - 1.1%		53,386
TOTAL NET ASSETS - 100.0%		$4,979,717

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

7

LifeX 2060 Inflation-Protected Longevity Income ETF
Schedule of Investments
As of June 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 88.3%
United States Treasury Inflation Indexed Bonds
0.50%, 01/15/2028	$1,350	$1,316
1.63%, 04/15/2030	109,846	108,524
0.13%, 01/15/2031	1,279	1,182
1.25%, 04/15/2031	73,558	71,287
0.63%, 07/15/2032	2,292	2,124
1.13%, 01/15/2033	27,950	26,444
1.38%, 07/15/2033	72,370	69,444
1.88%, 07/15/2035	250,985	245,515
1.88%, 01/15/2036	277,742	269,909
2.13%, 02/15/2040	382,108	368,988
0.75%, 02/15/2045	538,814	383,158
1.00%, 02/15/2046	282,501	207,633
2.38%, 02/15/2055	2,490,673	2,294,825
TOTAL U.S. TREASURY SECURITIES (Cost $4,185,518)		4,050,349
SHORT-TERM INVESTMENTS - 11.0%
U.S. TREASURY BILLS - 6.6%
3.43%, 07/09/2026(a)	10,000	9,992
3.61%, 07/30/2026(a)	58,000	57,832
3.49%, 08/06/2026(a)	10,000	9,964
3.62%, 08/27/2026(a)	38,000	37,779
3.47%, 09/03/2026(a)	10,000	9,935
3.65%, 09/24/2026(a)	27,000	26,767
3.63%, 10/29/2026(a)	37,000	36,537
3.67%, 11/27/2026(a)	28,000	27,564
3.64%, 12/24/2026(a)	27,000	26,494
3.65%, 01/21/2027(a)	27,000	26,439
3.68%, 02/18/2027(a)	23,000	22,447
3.71%, 03/18/2027(a)	10,000	9,729
TOTAL U.S. TREASURY BILLS (Cost $301,624)		301,479

	Shares	Value
MONEY MARKET FUNDS - 4.4%
First American Government Obligations Fund - Class X, 3.57%(b)	100,283	$100,283
MSILF Government Portfolio - Institutional Class, 3.56%(b)	100,283	100,283
TOTAL MONEY MARKET FUNDS (Cost $200,566)		200,566
TOTAL SHORT-TERM INVESTMENTS (Cost $502,190)		502,045
TOTAL INVESTMENTS - 99.3% (Cost $4,687,708)		$4,552,394
Other Assets in Excess of Liabilities - 0.7%		33,040
TOTAL NET ASSETS - 100.0%		$4,585,434

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of June 30, 2026.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

8

LifeX 2060 Longevity Income ETF
Schedule of Investments
As of June 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.9%
United States Treasury Notes/Bonds
4.00%, 05/31/2028	$17,000	$16,952
3.50%, 01/15/2029	19,000	18,696
4.13%, 06/15/2029	8,000	7,993
3.13%, 08/31/2029	37,000	35,868
3.63%, 08/31/2030	74,000	72,399
3.63%, 12/31/2030	10,000	9,766
4.13%, 05/31/2031	31,000	30,892
3.75%, 08/31/2031	29,000	28,369
2.75%, 08/15/2032	118,000	108,389
3.88%, 12/31/2032	12,000	11,719
4.25%, 05/31/2033	47,000	46,838
4.50%, 11/15/2033	14,000	14,142
4.00%, 02/15/2034	18,000	17,589
3.88%, 08/15/2034	107,000	103,372
4.50%, 02/15/2036	56,000	56,718
4.75%, 02/15/2037	287,000	295,162
1.38%, 11/15/2040	195,000	126,141
4.50%, 02/15/2044	539,000	513,398
4.13%, 08/15/2044	152,000	137,512
4.63%, 11/15/2045	13,000	12,491
5.00%, 05/15/2046	84,000	84,663
2.38%, 11/15/2049	426,000	271,475
4.25%, 08/15/2054	1,072,000	957,430
4.63%, 02/15/2055	534,000	507,634
4.63%, 11/15/2055	83,000	78,993
5.00%, 05/15/2056	158,000	159,753
TOTAL U.S. TREASURY SECURITIES (Cost $3,810,289)		3,724,354

	Shares	Value
SHORT-TERM INVESTMENTS - 0.7%
MONEY MARKET FUNDS - 0.7%
First American Government Obligations Fund - Class X, 3.57% (a)	13,526	$13,526
MSILF Government Portfolio - Institutional Class, 3.56%(a)	13,526	13,526
TOTAL MONEY MARKET FUNDS (Cost $27,052)		27,052
TOTAL SHORT-TERM INVESTMENTS (Cost $27,052)		27,052
TOTAL INVESTMENTS - 98.6% (Cost $3,837,341)		$3,751,406
Other Assets in Excess of Liabilities - 1.4%		52,477
TOTAL NET ASSETS - 100.0%		$3,803,883

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

9

LifeX 2065 Inflation-Protected Longevity Income ETF
Schedule of Investments
As of June 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 79.5%
United States Treasury Inflation Indexed Bonds
0.75%, 02/15/2045	$1,414	$1,006
1.00%, 02/15/2046	32,326	23,759
2.38%, 02/15/2055	3,660,023	3,372,225
2.38%, 02/15/2056	1,028	948
TOTAL U.S. TREASURY SECURITIES (Cost $3,626,085)		3,397,938
SHORT-TERM INVESTMENTS - 19.7%
U.S. TREASURY BILLS - 14.6%
3.57%, 07/09/2026(a)	26,000	25,979
3.61%, 07/30/2026(a)	108,000	107,688
3.57%, 08/06/2026(a)	31,000	30,888
3.63%, 08/27/2026(a)	65,000	64,623
3.53%, 09/03/2026(a)	27,000	26,825
3.63%, 09/24/2026(a)	42,000	41,638
3.68%, 09/29/2026(a)	14,000	13,873
3.63%, 10/29/2026(a)	82,000	80,974
3.59%, 11/27/2026(a)	89,000	87,613
3.50%, 12/24/2026(a)	145,000	142,283
TOTAL U.S. TREASURY BILLS (Cost $622,886)		622,384

	Shares	Value
MONEY MARKET FUNDS - 5.1%
First American Government Obligations Fund - Class X, 3.57%(b)	109,870	$109,870
MSILF Government Portfolio - Institutional Class, 3.56%(b)	109,870	109,870
TOTAL MONEY MARKET FUNDS (Cost $219,740)		219,740
TOTAL SHORT-TERM INVESTMENTS (Cost $842,626)		842,124
TOTAL INVESTMENTS - 99.2% (Cost $4,468,711)		$ 4,240,062
Other Assets in Excess of Liabilities - 0.8%		32,325
TOTAL NET ASSETS - 100.0%		$ 4,272,387

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of June 30, 2026.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

10

LifeX 2065 Longevity Income ETF
Schedule of Investments
As of June 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.8%
United States Treasury Notes/Bonds
3.63%, 12/31/2030	$15,000	$14,648
3.75%, 08/31/2031	11,000	10,761
3.88%, 08/31/2032	60,000	58,716
3.88%, 12/31/2032	7,000	6,836
4.25%, 08/15/2035	50,000	49,371
4.75%, 02/15/2037	219,000	225,228
1.38%, 11/15/2040	88,000	56,925
4.50%, 02/15/2044	603,000	574,357
4.13%, 08/15/2044	1,000	905
4.63%, 11/15/2045	5,000	4,804
2.38%, 11/15/2049	1,000	637
4.25%, 08/15/2054	2,014,000	1,798,754
4.75%, 08/15/2055	228,000	221,338
4.63%, 11/15/2055	111,000	105,641
TOTAL U.S. TREASURY SECURITIES (Cost $3,211,981)		3,128,921

	Shares	Value
SHORT-TERM INVESTMENTS - 0.6%
MONEY MARKET FUNDS - 0.6%
First American Government Obligations Fund - Class X, 3.57%(a)	10,384	$10,384
MSILF Government Portfolio - Institutional Class, 3.56%(a)	10,384	10,384
TOTAL MONEY MARKET FUNDS (Cost $20,768)		20,768
TOTAL SHORT-TERM INVESTMENTS (Cost $20,768)		20,768
TOTAL INVESTMENTS - 98.4% (Cost $3,232,749)		$ 3,149,689
Other Assets in Excess of Liabilities - 1.6%		52,309
TOTAL NET ASSETS - 100.0%		$ 3,201,998

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

11

LifeX Durable Income ETF
Schedule of Investments
As of June 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.7%
United States Treasury Notes/Bonds
3.75%, 08/31/2031	$1,000	$978
2.75%, 08/15/2032	9,000	8,267
3.88%, 08/31/2032	11,000	10,765
4.00%, 02/15/2034	1,000	977
3.88%, 08/15/2034	14,000	13,525
4.25%, 08/15/2035	11,000	10,862
4.75%, 02/15/2037	60,000	61,706
1.38%, 11/15/2040	31,000	20,053
4.50%, 02/15/2044	116,000	110,490
4.13%, 08/15/2044	40,000	36,188
2.38%, 11/15/2049	46,000	29,314
4.25%, 08/15/2054	301,000	268,831
4.75%, 08/15/2055	243,000	235,900
4.63%, 11/15/2055	34,000	32,358
TOTAL U.S. TREASURY SECURITIES (Cost $860,440)		840,214

	Shares	Value
SHORT-TERM INVESTMENTS - 0.7%
MONEY MARKET FUNDS - 0.7%
First American Government Obligations Fund - Class X, 3.57%(a)	2,849	$2,849
MSILF Government Portfolio - Institutional Class, 3.56%(a)	2,849	2,849
TOTAL MONEY MARKET FUNDS (Cost $5,698)		5,698
TOTAL SHORT-TERM INVESTMENTS (Cost $5,698)		5,698
TOTAL INVESTMENTS - 98.4% (Cost $866,138)		$845,912
Other Assets in Excess of Liabilities - 1.6%		13,673
TOTAL NET ASSETS - 100.0%		$859,585

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

12

Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	LifeX 2028 Income Bucket ETF	LifeX 2030 Income Bucket ETF	LifeX 2035 Income Bucket ETF	LifeX 2050 Inflation- Protected Longevity Income ETF	LifeX 2050 Longevity Income ETF
ASSETS:
Investments, at value	$2,231,852	$2,409,931	$41,865,001	$3,355,318	$4,438,820
Interest receivable	17,639	17,559	438,888	18,741	57,862
Dividends receivable	90	75	2,228	262	236
Total assets	2,249,581	2,427,565	42,306,117	3,374,321	4,496,918
LIABILITIES:
Payable to Adviser	463	499	8,678	694	921
Total liabilities	463	499	8,678	694	921
NET ASSETS	$2,249,118	$2,427,066	$42,297,439	$3,373,627	$4,495,997
Net Assets Consist of:
Paid-in capital	$2,672,348	$2,721,035	$44,287,700	$4,191,092	$5,751,179
Total accumulated losses	(423,230)	(293,969)	(1,990,261)	(817,465)	(1,255,182)
Total net assets	$2,249,118	$2,427,066	$42,297,439	$3,373,627	$4,495,997
Net assets	$2,249,118	$2,427,066	$42,297,439	$3,373,627	$4,495,997
Shares issued and outstanding(a)	93,000	58,000	534,176	16,224	29,879
Net asset value per share	$24.18	$41.85	$79.18	$207.94	$150.47
Cost:
Investments, at cost	$2,246,351	$2,435,352	$42,021,449	$3,598,984	$4,518,827

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

13

Statements of Assets and Liabilities
June 30, 2026 (Unaudited)(Continued)

	LifeX 2055 Inflation- Protected Longevity Income ETF	LifeX 2055 Longevity Income ETF	LifeX 2060 Inflation- Protected Longevity Income ETF	LifeX 2060 Longevity Income ETF	LifeX 2065 Inflation- Protected Longevity Income ETF
ASSETS:
Investments, at value	$6,824,947	$4,926,331	$4,552,394	$3,751,406	$4,240,062
Interest receivable	46,242	54,196	33,610	53,111	32,792
Dividends receivable	304	109	373	75	412
Total assets	6,871,493	4,980,636	4,586,377	3,804,592	4,273,266
LIABILITIES:
Payable to Adviser	1,413	919	943	709	879
Total liabilities	1,413	919	943	709	879
NET ASSETS	$6,870,080	$4,979,717	$4,585,434	$3,803,883	$4,272,387
Net Assets Consist of:
Paid-in capital	$8,406,254	$7,971,762	$6,383,790	$5,947,577	$5,890,904
Total accumulated losses	(1,536,174)	(2,992,045)	(1,798,356)	(2,143,694)	(1,618,517)
Total net assets	$6,870,080	$4,979,717	$4,585,434	$3,803,883	$4,272,387
Net assets	$6,870,080	$4,979,717	$4,585,434	$3,803,883	$4,272,387
Shares issued and outstanding(a)	29,074	30,289	17,510	21,640	15,339
Net asset value per share	$236.30	$164.41	$261.88	$175.78	$278.53
Cost:
Investments, at cost	$7,076,703	$5,008,815	$4,687,708	$3,837,341	$4,468,711

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

14

Statements of Assets and Liabilities
June 30, 2026 (Unaudited)(Continued)

	LifeX 2065 Longevity Income ETF	LifeX Durable Income ETF
ASSETS:
Investments, at value	$3,149,689	$845,912
Interest receivable	52,902	13,831
Dividends receivable	63	18
Total assets	3,202,654	859,761
LIABILITIES:
Payable to Adviser	656	176
Total liabilities	656	176
NET ASSETS	$3,201,998	$859,585
Net Assets Consist of:
Paid-in capital	$4,662,392	$1,005,465
Total accumulated losses	(1,460,394)	(145,880)
Total net assets	$3,201,998	$859,585
Net assets	$3,201,998	$859,585
Shares issued and outstanding(a)	17,255	4,630
Net asset value per share	$185.57	$185.66
Cost:
Investments, at cost	$3,232,749	$866,138

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

15

Statements of Operations
For the Period Ended June 30, 2026 (Unaudited)

	LifeX 2028 Income Bucket ETF	LifeX 2030 Income Bucket ETF	LifeX 2035 Income Bucket ETF	LifeX 2050 Inflation- Protected Longevity Income ETF	LifeX 2050 Longevity Income ETF
INVESTMENT INCOME:
Dividend income	$1,055	$1,152	$10,353	$1,733	$941
Interest income	41,748	46,915	859,212	117,203	98,576
Total investment income	42,803	48,067	869,565	118,936	99,517
EXPENSES:
Investment advisory fee	2,997	3,363	53,644	4,223	5,646
Total expenses	2,997	3,363	53,644	4,223	5,646
Net investment income	39,806	44,704	815,921	114,713	93,871
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,037)	81	64,452	—	(9,465)
Net realized gain (loss)	(1,037)	81	64,452	—	(9,465)
Net change in unrealized appreciation (depreciation) on:
Investments	(16,311)	(26,995)	(828,566)	(87,389)	(69,244)
Net change in unrealized appreciation (depreciation)	(16,311)	(26,995)	(828,566)	(87,389)	(69,244)
Net realized and unrealized gain (loss)	(17,348)	(26,914)	(764,114)	(87,389)	(78,709)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,458	$17,790	$51,807	$27,324	$15,162

The accompanying notes are an integral part of these financial statements.

16

Statements of Operations
For the Period Ended June 30, 2026 (Unaudited)(Continued)

	LifeX 2055 Inflation- Protected Longevity Income ETF	LifeX 2055 Longevity Income ETF	LifeX 2060 Inflation- Protected Longevity Income ETF	LifeX 2060 Longevity Income ETF	LifeX 2065 Inflation- Protected Longevity Income ETF
INVESTMENT INCOME:
Dividend income	$1,564	$877	$1,951	$729	$2,707
Interest income	193,082	97,986	125,382	79,325	138,103
Total investment income	194,646	98,863	127,333	80,054	140,810
EXPENSES:
Investment advisory fee	6,149	5,451	4,194	4,323	5,328
Total expenses	6,149	5,451	4,194	4,323	5,328
Net investment income	188,497	93,412	123,139	75,731	135,482
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(120)	—	(2,163)	(4,692)	(5,270)
Net realized gain (loss)	(120)	—	(2,163)	(4,692)	(5,270)
Net change in unrealized appreciation (depreciation) on:
Investments	(115,112)	(76,390	(73,662)	(55,518)	(104,699)
Net change in unrealized appreciation (depreciation)	(115,112)	(76,390)	(73,662)	(55,518)	(104,699)
Net realized and unrealized gain (loss)	(115,232)	(76,390)	(75,825)	(60,210)	(109,969)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$73,265	$17,022	$47,314	$15,521	$25,513

The accompanying notes are an integral part of these financial statements.

17

Statements of Operations
For the Period Ended June 30, 2026 (Unaudited)(Continued)

	LifeX 2065 Longevity Income ETF	LifeX Durable Income ETF
INVESTMENT INCOME:
Dividend income	$641	$168
Interest income	74,866	20,096
Total investment income	75,507	20,264
EXPENSES:
Investment advisory fee	4,003	1,074
Total expenses	4,003	1,074
Net investment income	71,504	19,190
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,782)	(874)
Net realized gain (loss)	(1,782)	(874)
Net change in unrealized appreciation (depreciation) on:
Investments	(49,314)	(12,855)
Net change in unrealized appreciation (depreciation)	(49,314)	(12,855)
Net realized and unrealized gain (loss)	(51,096)	(13,729)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,408	$5,461

The accompanying notes are an integral part of these financial statements.

18

STATEMENTS OF CHANGES IN NET ASSETS

	LifeX 2028 Income Bucket ETF		LifeX 2030 Income Bucket ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$39,806	$13,690	$44,704	$13,159
Net realized gain (loss)	(1,037)	1	81	—
Net change in unrealized appreciation (depreciation)	(16,311)	1,812	(26,995)	1,574
Net increase (decrease) in net assets from operations	22,458	15,503	17,790	14,733
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(447,500)	(13,691)	(313,333)	(13,159)
From return of capital(b)	—	(106,309)	—	(50,174)
Total distributions to shareholders	(447,500)	(120,000)	(313,333)	(63,333)
CAPITAL TRANSACTIONS:
Shares sold	590,639	2,187,931	535,687	3,590,849
Shares redeemed	—	—	(1,355,955)	—
ETF transaction fees (See Note 1)	41	46	289	339
Net increase (decrease) in net assets from capital transactions	590,680	2,187,977	(819,979)	3,591,188
NET INCREASE (DECREASE) IN NET ASSETS	165,638	2,083,480	(1,115,522)	3,542,588
NET ASSETS:
Beginning of the period	2,083,480	—	3,542,588	—
End of the period	$2,249,118	$2,083,480	$2,427,066	$3,542,588
SHARES TRANSACTIONS
Shares sold	21,000	72,000	12,000	76,000
Shares redeemed	—	—	(30,000)	—
Total increase (decrease) in shares outstanding	21,000	72,000	(18,000)	76,000

(a)	Commencement of operations of the Fund was September 23, 2025.
(b)	Return of capital determination is made after year-end.
The accompanying notes are an integral part of these financial statements.

19

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	LifeX 2035 Income Bucket ETF		LifeX 2050 Inflation-Protected Longevity Income ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)(b)	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025(c)(d)
OPERATIONS:
Net investment income (loss)	$815,921	$7,796,464	$114,713	$179,878
Net realized gain (loss)	64,452	7,315,346	—	2,134
Net change in unrealized appreciation (depreciation)	(828,566)	672,118	(87,389)	3,135
Net increase (decrease) in net assets from operations	51,807	15,783,928	27,324	185,147
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,667,547)	(10,299,417)	(85,848)	(179,878)
From return of capital(e)	—	(20,671,691)	—	(310,344)
Total distributions to shareholders	(2,667,547)	(30,971,108)	(85,848)	(490,222)
CAPITAL TRANSACTIONS:
Shares sold	1,163,460	288,291,509	—	678,912
Shares issued from merger/ reorganization	—	—	—	3,229,672
Shares redeemed	(1,998,716)	(227,407,381)	—	(3,231,467)
ETF transaction fees (See Note 1)	633	50,854	—	25
Net increase (decrease) in net assets from capital transactions	(834,623)	60,934,982	—	677,142
NET INCREASE (DECREASE) IN NET ASSETS	(3,450,363)	45,747,802	(58,524)	372,067
NET ASSETS:
Beginning of the period	45,747,802	—	3,432,151	3,060,084
End of the period	$ 42,297,439	$45,747,802	$3,373,627	$3,432,151
SHARES TRANSACTIONS
Shares sold	14,000	3,211,182	—	3,077
Shares issued from merger/ reorganization	—	—	—	14,320
Shares redeemed	(24,000)	(2,667,006)	—	(15,019)
Total increase (decrease) in shares outstanding	(10,000)	544,176	—	2,378

(a)	Commencement of operations of the Fund was January 3, 2025.
(b)	The Fund completed a 11-for-1 reverse stock split as shown in Note 1. All share information has been retroactively adjusted to reflect this reverse stock split.
(c)	The Fund completed a 10-for-1 reverse stock split as shown in Note 1. All share information has been retroactively adjusted to reflect this reverse stock split.
(d)	The Fund completed a 10-for-13 reverse stock split as shown in Note 1. All share information has been retroactively adjusted to reflect this reverse stock split.
(e)	Return of capital determination is made after year-end.
The accompanying notes are an integral part of these financial statements.

20

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	LifeX 2050 Longevity Income ETF		LifeX 2055 Inflation-Protected Longevity Income ETF
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025(a)(b)	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025(a)(c)
OPERATIONS:
Net investment income (loss)	$93,871	$128,077	$188,497	$185,168
Net realized gain (loss)	(9,465)	(61,731)	(120)	(159,054)
Net change in unrealized appreciation (depreciation)	(69,244)	12,090	(115,112)	66,363
Net increase (decrease) in net assets from operations	15,162	78,436	73,265	92,477
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(149,395)	(128,077)	(107,102)	(185,168)
From return of capital(d)	—	(386,150)	—	(205,006)
Total distributions to shareholders	(149,395)	(514,227)	(107,102)	(390,174)
CAPITAL TRANSACTIONS:
Shares sold	—	2,656,130	2,573,625	240,654
Shares issued from merger/ reorganization	—	3,043,219	—	7,163,771
Shares redeemed	—	(4,177,624)	(244,172)	(5,639,190)
ETF transaction fees (See Note 1)	—	1,093	189	831
Net increase (decrease) in net assets from capital transactions	—	1,522,818	2,329,642	1,766,066
NET INCREASE (DECREASE) IN NET ASSETS	(134,233)	1,087,027	2,295,805	1,468,369
NET ASSETS:
Beginning of the period	4,630,230	3,543,203	4,574,275	3,105,906
End of the period	$ 4,495,997	$4,630,230	$6,870,080	$4,574,275
SHARES TRANSACTIONS
Shares sold	—	16,462	11,000	1,000
Shares issued from merger/ reorganization	—	18,210	—	28,603
Shares redeemed	—	(25,562)	(1,000)	(23,029)
Total increase (decrease) in shares outstanding	—	9,110	10,000	6,574

(a)	The Fund completed a 10-for-1 reverse stock split as shown in Note 1. All share information has been retroactively adjusted to reflect this reverse stock split.
(b)	The Fund completed a 10-for-13 reverse stock split as shown in Note 1. All share information has been retroactively adjusted to reflect this reverse stock split.
(c)	The Fund completed a 10-for-12 reverse stock split as shown in Note 1. All share information has been retroactively adjusted to reflect this reverse stock split.
(d)	Return of capital determination is made after year-end.
The accompanying notes are an integral part of these financial statements.

21

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	LifeX 2055 Longevity Income ETF		LifeX 2060 Inflation-Protected Longevity Income ETF
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025(a)(b)	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025(a)(b)
OPERATIONS:
Net investment income (loss)	$93,412	$135,173	$123,139	$175,326
Net realized gain (loss)	—	(112,764)	(2,163)	97,743
Net change in unrealized appreciation (depreciation)	(76,390)	39,517	(73,662)	(285,266)
Net increase (decrease) in net assets from operations	17,022	61,926	47,314	(12,197)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(131,445)	(135,173)	(66,196)	(177,287)
From return of capital(c)	—	(386,628)	—	(794,548)
Total distributions to shareholders	(131,445)	(521,801)	(66,196)	(971,835)
CAPITAL TRANSACTIONS:
Shares sold	659,403	609,780	1,548,413	460,855
Shares issued from merger/ reorganization	—	4,609,664	—	12,933,270
Shares redeemed	—	(3,374,862)	—	(12,491,855)
ETF transaction fees (See Note 1)	132	676	142	2,257
Net increase (decrease) in net assets from capital transactions	659,535	1,845,258	1,548,555	904,527
NET INCREASE (DECREASE) IN NET ASSETS	545,112	1,385,383	1,529,673	(79,505)
NET ASSETS:
Beginning of the period	4,434,605	3,049,222	3,055,761	3,135,266
End of the period	$ 4,979,717	$4,434,605	$4,585,434	$3,055,761
SHARES TRANSACTIONS
Shares sold	4,000	3,333	6,000	1,667
Shares issued from merger/ reorganization	—	25,659	—	45,044
Shares redeemed	—	(19,370)	—	(46,034)
Total increase (decrease) in shares outstanding	4,000	9,622	6,000	677

(a)	The Fund completed a 10-for-1 reverse stock split as shown in Note 1. All share information has been retroactively adjusted to reflect this reverse stock split.
(b)	The Fund completed a 10-for-12 reverse stock split as shown in Note 1. All share information has been retroactively adjusted to reflect this reverse stock split.
(c)	Return of capital determination is made after year-end.
The accompanying notes are an integral part of these financial statements.

22

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	LifeX 2060 Longevity Income ETF		LifeX 2065 Inflation-Protected Longevity Income ETF
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025(a)(b)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(c)(d)
OPERATIONS:
Net investment income (loss)	$75,731	$114,513	$135,482	$104,071
Net realized gain (loss)	(4,692)	(119,124)	(5,270)	261,437
Net change in unrealized appreciation (depreciation)	(55,518)	105,837	(104,699)	(521,945)
Net increase (decrease) in net assets from operations	15,521	101,226	25,513	(156,437)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(98,200)	(114,513)	(79,110)	(133,606)
From return of capital(e)	—	(134,565)	—	(767,644)
Total distributions to shareholders	(98,200)	(249,078)	(79,110)	(901,250)
CAPITAL TRANSACTIONS:
Shares sold	354,552	480,586	—	1,614,825
Shares issued from merger/ reorganization	—	3,169,513	—	11,886,776
Shares redeemed	—	(3,028,978)	—	(8,120,243)
ETF transaction fees (See Note 1)	71	303	—	2,313
Net increase (decrease) in net assets from capital transactions	354,623	621,424	—	5,383,671
NET INCREASE (DECREASE) IN NET ASSETS	271,944	473,572	(53,597)	4,325,984
NET ASSETS:
Beginning of the period	3,531,939	3,058,367	4,325,984	—
End of the period	$ 3,803,883	$3,531,939	$4,272,387	$4,325,984
SHARES TRANSACTIONS
Shares sold	2,000	2,727	—	5,333
Shares issued from merger/ reorganization	—	17,217	—	38,035
Shares redeemed	—	(16,668)	—	(28,029)
Total increase (decrease) in shares outstanding	2,000	3,276	—	15,339

(a)	The Fund completed a 10-for-1 reverse stock split as shown in Note 1. All share information has been retroactively adjusted to reflect this reverse stock split.
(b)	The Fund completed a 10-for-11 reverse stock split as shown in Note 1. All share information has been retroactively adjusted to reflect this reverse stock split.
(c)	Commencement of operations of the Fund was January 3, 2025
(d)	The Fund completed a 10-for-12 reverse stock split as shown in Note 1. All share information has been retroactively adjusted to reflect this reverse stock split.
(e)	Return of capital determination is made after year-end.
The accompanying notes are an integral part of these financial statements.

23

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	LifeX 2065 Longevity Income ETF		LifeX Durable Income ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)(b)(c)	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025(b)(c)
OPERATIONS:
Net investment income (loss)	$71,504	$62,720	$19,190	$32,863
Net realized gain (loss)	(1,782)	19,283	(874)	(11,072)
Net change in unrealized appreciation (depreciation)	(49,314)	(81,265)	(12,855)	10,679
Net increase (decrease) in net assets from operations	20,408	738	5,461	32,470
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(86,275)	(62,720)	(23,150)	(32,863)
From return of capital(d)	—	(122,904)	—	(58,881)
Total distributions to shareholders	(86,275)	(185,624)	(23,150)	(91,744)
CAPITAL TRANSACTIONS:
Shares sold	—	740,704	—	192,336
Shares issued from merger/ reorganization	—	3,312,029	—	—
Shares redeemed	—	(600,102)	—	(1,272)
ETF transaction fees (See Note 1)	—	120	—	38
Net increase (decrease) in net assets from capital transactions	—	3,452,751	—	191,102
NET INCREASE (DECREASE) IN NET ASSETS	(65,867)	3,267,865	(17,689)	131,828
NET ASSETS:
Beginning of the period	3,267,865	—	877,274	745,446
End of the period	$ 3,201,998	$3,267,865	$859,585	$877,274
SHARES TRANSACTIONS
Shares sold	—	3,636	—	1,000
Shares issued from merger/ reorganization	—	16,655	—	—
Shares redeemed	—	(3,036)	—	(6)
Total increase (decrease) in shares outstanding	—	17,255	—	994

(a)	Commencement of operations of the Fund was January 3, 2025.
(b)	The Fund completed a 10-for-1 reverse stock split as shown in Note 1. All share information has been retroactively adjusted to reflect this reverse stock split.
(c)	The Fund completed a 10-for-11 reverse stock split as shown in Note 1. All share information has been retroactively adjusted to reflect this reverse stock split.
(d)	Return of capital determination is made after year-end.
The accompanying notes are an integral part of these financial statements.

24

LifeX 2028 Income Bucket ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$28.94	$31.13
INVESTMENT OPERATIONS:
Net investment income(b)	0.43	0.28
Net realized and unrealized gain (loss) on investments(c)	(0.19)	0.03
Total from investment operations	0.24	0.31
LESS DISTRIBUTIONS FROM:
Net investment income	(5.00)	(0.29)
Return of capital(h)	—	(2.21)
Total distributions	(5.00)	(2.50)
ETF transaction fees per share	0.00(d)	0.00(d)
Net asset value, end of period	$24.18	$28.94
Total return(e)	0.94%	1.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,249	$2,083
Ratio of expenses to average net assets(f)	0.25%	0.25%
Ratio of net investment income (loss) to average net assets(f)	3.32%	3.46%
Portfolio turnover rate(e)(g)	14%	—%

(a)	Commencement of operations of the Fund was September 23, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Return of capital determinations is made after year-end.
The accompanying notes are an integral part of these financial statements.

25

LifeX 2030 Income Bucket ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$46.61	$48.65
INVESTMENT OPERATIONS:
Net investment income(b)	0.73	0.45
Net realized and unrealized gain (loss) on investments(c)	(0.49)	0.00(d)
Total from investment operations	0.24	0.45
LESS DISTRIBUTIONS FROM:
Net investment income	(5.00)	(0.52)
Return of capital(h)	—	(1.98)
Total distributions	(5.00)	(2.50)
ETF transaction fees per share	0.00(d)	0.01
Net asset value, end of period	$41.85	$46.61
Total return(e)	0.52%	0.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,427	$3,543
Ratio of expenses to average net assets(f)	0.25%	0.25%
Ratio of net investment income (loss) to average net assets(f)	3.32%	3.54%
Portfolio turnover rate(e)(g)	11%	—%

(a)	Commencement of operations of the Fund was September 23, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Return of capital determinations is made after year-end.
The accompanying notes are an integral part of these financial statements.

26

LifeX 2035 Income Bucket ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$84.07	$90.64
INVESTMENT OPERATIONS:
Net investment income(b)	1.53	3.44
Net realized and unrealized gain (loss) on investments(c)	(1.42)	2.27
Total from investment operations	0.11	5.71
LESS DISTRIBUTIONS FROM:
Net investment income	(5.00)	(4.09)
Return of capital(i)	—	(8.21)
Total distributions	(5.00)	(12.30)
ETF transaction fees per share	0.00(d)	0.02
Net asset value, end of period	$79.18	$84.07
Total return(e)	0.14%	6.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$42,297	$45,748
Ratio of expenses to average net assets(f)	0.25%	0.25%
Ratio of net investment income (loss) to average net assets(f)	3.80%	3.99%
Portfolio turnover rate(e)(g)	75%	112%

(a)	Commencement of operations of the Fund was January 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	On February 3, 2025 the Fund effected a 11-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(i)	Return of capital determinations is made after year-end.
The accompanying notes are an integral part of these financial statements.

27

LifeX 2050 Inflation-Protected Longevity Income ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025(h)(i)	Period Ended December 31, 2024(a)(h)(i)
PER SHARE DATA:
Net asset value, beginning of period	$211.55	$221.00	$235.43
INVESTMENT OPERATIONS:
Net investment income(b)	7.07	11.01	8.75
Net realized and unrealized gain (loss) on investments(c)	(5.39)	1.90	(9.92)
Total from investment operations	1.68	12.91	(1.17)
LESS DISTRIBUTIONS FROM:
Net investment income	(5.29)	(8.20)	(10.18)
Return of capital(j)	—	(14.16)	(3.30)
Total distributions	(5.29)	(22.36)	(13.48)
ETF transaction fees per share	—	0.00(d)	0.22
Net asset value, end of period	$207.94	$211.55	$221.00
Total return(e)	0.80%	5.94%	−0.55%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,374	$3,432	$3,060
Ratio of expenses to average net assets(f)	0.25%	0.28%	0.73%
Ratio of net investment income (loss) to average net assets(f)	6.79%	5.01%	3.97%
Portfolio turnover rate(e)(g)	—%	123%	259%

(a)	Commencement of operations of the Fund was January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions and transactions related to reorganizations.
(h)	On February 7, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(i)	On September 22, 2025 the Fund effected a 10-for-13 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(j)	Return of capital determinations is made after year-end.
The accompanying notes are an integral part of these financial statements.

28

LifeX 2050 Longevity Income ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025(h)(i)	Period Ended December 31, 2024(a)(h)(i)
PER SHARE DATA:
Net asset value, beginning of period	$154.97	$170.60	$188.50
INVESTMENT OPERATIONS:
Net investment income(b)	3.14	6.69	6.29
Net realized and unrealized gain (loss) on investments(c)	(2.64)	3.15	(9.67)
Total from investment operations	0.50	9.84	(3.38)
LESS DISTRIBUTIONS FROM:
Net investment income	(5.00)	(6.36)	(7.86)
Return of capital(j)	—	(19.17)	(6.66)
Total distributions	(5.00)	(25.53)	(14.52)
ETF transaction fees per share	—	0.06	0.00(d)
Net asset value, end of period	$150.47	$154.97	$170.60
Total return(e)	0.33%	6.13%	−2.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,496	$4,630	$3,543
Ratio of expenses to average net assets(f)	0.25%	0.29%	0.73%
Ratio of net investment income (loss) to average net assets(f)	4.16%	4.10%	3.57%
Portfolio turnover rate(e)(g)	6%	131%	580%

(a)	Commencement of operations of the Fund was January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions and transactions related to reorganizations.
(h)	On February 7, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(i)	On September 22, 2025 the Fund effected a 10-for-13 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(j)	Return of capital determinations is made after year-end.
The accompanying notes are an integral part of these financial statements.

29

LifeX 2055 Inflation-Protected Longevity Income ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025(g)(h)	Period Ended December 31, 2024(a)(g)(h)
PER SHARE DATA:
Net asset value, beginning of period	$239.82	$248.47	$268.68
INVESTMENT OPERATIONS:
Net investment income(b)	9.05	12.50	10.15
Net realized and unrealized gain (loss) on investments(c)	(7.29)	0.41	(12.89)
Total from investment operations	1.76	12.91	(2.74)
LESS DISTRIBUTIONS FROM:
Net investment income	(5.29)	(10.26)	(16.08)
Return of capital(i)	—	(11.36)	(1.76)
Total distributions	(5.29)	(21.62)	(17.84)
ETF transaction fees per share	0.01	0.06	0.37
Net asset value, end of period	$236.30	$239.82	$248.47
Total return(d)	0.74%	5.36%	−1.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,870	$4,574	$3,106
Ratio of expenses to average net assets(e)	0.25%	0.28%	0.73%
Ratio of net investment income (loss) to average net assets(e)	7.66%	5.10%	4.06%
Portfolio turnover rate(d)(f)	2%	183%	265%

(a)	Commencement of operations of the Fund was January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions and transactions related to reorganizations.
(g)	On February 11, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(h)	On September 22, 2025 the Fund effected a 10-for-12 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(i)	Return of capital determinations is made after year-end.
The accompanying notes are an integral part of these financial statements.

30

LifeX 2055 Longevity Income ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025(h)(i)	Period Ended December 31, 2024(a)(h)(i)
PER SHARE DATA:
Net asset value, beginning of period	$168.69	$182.95	$205.20
INVESTMENT OPERATIONS:
Net investment income(b)	3.53	7.32	6.71
Net realized and unrealized gain (loss) on investments(c)	(2.81)	2.53	(11.84)
Total from investment operations	0.72	9.85	(5.13)
LESS DISTRIBUTIONS FROM:
Net investment income	(5.00)	(6.26)	(10.29)
Return of capital(j)	—	(17.89)	(6.83)
Total distributions	(5.00)	(24.15)	(17.12)
ETF transaction fees per share	0.00(d)	0.04	0.00(d)
Net asset value, end of period	$164.41	$168.69	$182.95
Total return(e)	0.43%	5.69%	−2.91%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,980	$4,435	$3,049
Ratio of expenses to average net assets(f)	0.25%	0.29%	0.74%
Ratio of net investment income (loss) to average net assets(f)	4.28%	4.16%	3.51%
Portfolio turnover rate(e)(g)	—%	119%	522%

(a)	Commencement of operations of the Fund was January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions and transactions related to reorganizations.
(h)	On February 11, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(i)	On September 22, 2025 the Fund effected a 10-for-12 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(j)	Return of capital determinations is made after year-end.
The accompanying notes are an integral part of these financial statements.

31

LifeX 2060 Inflation-Protected Longevity Income ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025(g)(h)	Period Ended December 31, 2024(a)(g)(h)
PER SHARE DATA:
Net asset value, beginning of period	$265.49	$289.40	$321.24
INVESTMENT OPERATIONS:
Net investment income(b)	9.59	13.48	12.55
Net realized and unrealized gain (loss) on investments(c)	(7.92)	(3.27)	(17.75)
Total from investment operations	1.67	10.21	(5.20)
LESS DISTRIBUTIONS FROM:
Net investment income	(5.29)	(6.26)	(27.08)
Return of capital(i)	—	(28.03)	—
Total distributions	(5.29)	(34.29)	(27.08)
ETF transaction fees per share	0.01	0.17	0.44
Net asset value, end of period	$261.88	$265.49	$289.40
Total return(d)	0.63%	3.64%	−1.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,585	$3,056	$3,135
Ratio of expenses to average net assets(e)	0.25%	0.28%	0.73%
Ratio of net investment income (loss) to average net assets(e)	7.34%	4.83%	4.25%
Portfolio turnover rate(d)(f)	4%	565%	355%

(a)	Commencement of operations of the Fund was January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions and transactions related to reorganizations.
(g)	On February 13, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(h)	On September 22, 2025 the Fund effected a 10-for-12 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(i)	Return of capital determinations is made after year-end.
The accompanying notes are an integral part of these financial statements.

32

LifeX 2060 Longevity Income ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025(h)(i)	Period Ended December 31, 2024(a)(h)(i)
PER SHARE DATA:
Net asset value, beginning of period	$179.83	$186.90	$214.17
INVESTMENT OPERATIONS:
Net investment income(b)	3.85	7.63	7.02
Net realized and unrealized gain (loss) on investments(c)	(2.90)	2.00	(13.86)
Total from investment operations	0.95	9.63	(6.84)
LESS DISTRIBUTIONS FROM:
Net investment income	(5.00)	(7.68)	(13.38)
Return of capital(j)	—	(9.03)	(7.05)
Total distributions	(5.00)	(16.71)	(20.43)
ETF transaction fees per share	0.00(d)	0.01	0.00(d)
Net asset value, end of period	$175.78	$179.83	$186.90
Total return(e)	0.54%	5.42%	−3.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,804	$3,532	$3,058
Ratio of expenses to average net assets(f)	0.25%	0.29%	0.74%
Ratio of net investment income (loss) to average net assets(f)	4.38%	4.19%	3.56%
Portfolio turnover rate(e)(g)	5%	61%	465%

(a)	Commencement of operations of the Fund was January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions and transactions related to reorganizations.
(h)	On February 13, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(i)	On September 22, 2025 the Fund effected a 10-for-11 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(j)	Return of capital determinations is made after year-end.
The accompanying notes are an integral part of these financial statements.

33

LifeX 2065 Inflation-Protected Longevity Income ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)(g)(h)
PER SHARE DATA:
Net asset value, beginning of period	$282.03	$309.48
INVESTMENT OPERATIONS:
Net investment income(b)	8.83	14.45
Net realized and unrealized gain (loss) on investments(c)	(7.17)	(4.13)
Total from investment operations	1.66	10.32
LESS DISTRIBUTIONS FROM:
Net investment income	(5.16)	(5.65)
Return of capital(i)	—	(32.44)
Total distributions	(5.16)	(38.09)
ETF transaction fees per share	—	0.32
Net asset value, end of period	$278.53	$282.03
Total return(d)	0.59%	3.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,272	$4,326
Ratio of expenses to average net assets(e)	0.25%	0.26%
Ratio of net investment income (loss) to average net assets(e)	6.36%	4.95%
Portfolio turnover rate(d)(f)	5%	345%

(a)	Commencement of operations of the Fund was January 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions and transactions related to reorganizations.
(g)	On February 14, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(h)	On September 22, 2025 the Fund effected a 10-for-12 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(i)	Return of capital determinations is made after year-end.
The accompanying notes are an integral part of these financial statements.

34

LifeX 2065 Longevity Income ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)(g)(h)
PER SHARE DATA:
Net asset value, beginning of period	$189.39	$202.73
INVESTMENT OPERATIONS:
Net investment income(b)	4.14	8.31
Net realized and unrealized gain (loss) on investments(c)	(2.96)	1.46
Total from investment operations	1.18	9.77
LESS DISTRIBUTIONS FROM:
Net investment income	(5.00)	(7.81)
Return of capital(i)	—	(15.31)
Total distributions	(5.00)	(23.12)
ETF transaction fees per share	—	0.01
Net asset value, end of period	$185.57	$189.39
Total return(d)	0.63%	5.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,202	$3,268
Ratio of expenses to average net assets(e)	0.25%	0.26%
Ratio of net investment income (loss) to average net assets(e)	4.47%	4.32%
Portfolio turnover rate(d)(f)	5%	116%

(a)	Commencement of operations of the Fund was January 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions and transactions related to reorganizations.
(g)	On February 14, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(h)	On September 22, 2025 the Fund effected a 10-for-11 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(i)	Return of capital determinations is made after year-end.
The accompanying notes are an integral part of these financial statements.

35

LifeX Durable Income ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025(h)(i)	Period Ended December 31, 2024(a)(h)(i)
PER SHARE DATA:
Net asset value, beginning of period	$189.48	$205.00	$221.32
INVESTMENT OPERATIONS:
Net investment income(b)	4.14	8.49	7.28
Net realized and unrealized gain (loss) on investments(c)	(2.96)	0.78	(12.20)
Total from investment operations	1.18	9.27	(4.92)
LESS DISTRIBUTIONS FROM:
Net investment income	(5.00)	(8.88)	(8.24)
Return of capital(j)	—	(15.91)	(3.16)
Total distributions	(5.00)	(24.79)	(11.40)
ETF transaction fees per share	—	0.00(d)	0.00(d)
Net asset value, end of period	$185.66	$189.48	$205.00
Total return(e)	0.63%	4.78%	−2.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$860	$877	$745
Ratio of expenses to average net assets(f)	0.25%	0.28%	0.95%
Ratio of net investment income (loss) to average net assets(f)	4.46%	4.34%	3.47%
Portfolio turnover rate(e)(g)	5%	50%	780%

(a)	Commencement of operations of the Fund was January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	On February 14, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(i)	On September 22, 2025 the Fund effected a 10-for-11 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(j)	Return of capital determinations is made after year-end.
The accompanying notes are an integral part of these financial statements.

36

Notes to Financial Statements
June 30, 2026 (Unaudited)
1. Organization
Stone Ridge Trust (the “Trust”) was organized as a Delaware statutory trust on September 28, 2012 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing shares in multiple series, each series representing a distinct portfolio with its own investment objectives and policies. As of June 30, 2026, each of the LifeX Income Bucket ETFs, each of the LifeX Inflation-Protected Income ETFs, each of the LifeX Income ETFs, and the LifeX Durable Income ETF (each a “Fund” as shown on Schedule A attached hereto) are series of the Trust.
The LifeX Income ETFs and LifeX Durable Income ETF commenced operations on January 8, 2024, with the exception of the 2065 LifeX Income ETF. The LifeX Inflation-Protected Income ETFs commenced operations on January 17, 2024, with the exception of the 2065 LifeX Inflation-Protected Income ETF. The 2065 LifeX Income ETF, the 2065 LifeX Inflation-Protected Income ETF, and the LifeX 2035 Income Bucket ETF all commenced operations on January 3, 2025. The LifeX 2028 Income Bucket ETF and the LifeX 2030 Income Bucket ETF commenced operations on September 23, 2025. Each Fund offers one class of shares to investors. There are an unlimited number of authorized shares.
The LifeX Income ETFs’ investment objective is to provide reliable monthly distributions, consisting of income and principal, through their end year. The LifeX Inflation-Protected Income ETFs’ investment objective is to provide reliable monthly inflation-linked distributions, consisting of income and principal, through their end year. The LifeX Income Bucket ETFs’ investment objective is to provide fixed monthly distributions, consisting of income and principal, through their liquidation year. The LifeX Durable Income ETF’s investment objective is to provide reliable monthly distributions, consisting of income and principal.
In February 2025, the Funds underwent reverse stock splits as shown in the below table:

Name	Effective Date	Reverse Stock Split Rate
LifeX Income Bucket ETFs
LifeX 2035 Income Bucket ETF	2/3/2025	11:1
LifeX Inflation-Protected Income ETFs
LifeX 2050 Inflation-Protected Longevity Income ETF	2/7/2025	10:1
LifeX 2055 Inflation-Protected Longevity Income ETF	2/11/2025	10:1
LifeX 2060 Inflation-Protected Longevity Income ETF	2/13/2025	10:1
LifeX 2065 Inflation-Protected Longevity Income ETF	2/14/2025	10:1
LifeX Income ETFs
LifeX 2050 Longevity Income ETF	2/7/2025	10:1
LifeX 2055 Longevity Income ETF	2/11/2025	10:1
LifeX 2060 Longevity Income ETF	2/13/2025	10:1
LifeX 2065 Longevity Income ETF	2/14/2025	10:1
LifeX Durable Income ETF
LifeX Durable Income ETF	2/14/2025	10:1

On July 22, 2025, the Board of Trustees (the “Board”) of the Trust approved (i) an Agreement and Plan of Reorganization (the “Plan”) pursuant to which 14 of the Longevity Income ETFs were reorganized with and into the 2050, 2055, 2060, and 2065 Income ETFs, as described further below (the “Fixed Reorganization”), and 14 of the Inflation-Protected Income ETFs (together with the 14 Longevity Income ETFs, the “Target ETFs”) were reorganized with and into the 2050, 2055, 2060, and 2065 Inflation-Protected Longevity Income ETFs, as described further below (together with the 2050, 2055, 2060, and 2065 Longevity Income ETFs, the “Acquiring ETFs,”) (such transaction, the “TIPS Reorganization,” and together with the Fixed Reorganization, the “Reorganizations”), (ii) reverse share splits by certain LifeX ETFs (as defined below), and (iii) special one-time distributions by each of the Acquiring ETFs and the LifeX Durable Income

37

Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
ETF (collectively, the “Distributing ETFs”). The Adviser bore all of the expenses relating to each Reorganization. The Reorganizations were effective as of the date set forth in the table below.
The purpose of the Reorganizations was to streamline the LifeX ETF suite in order to improve liquidity, simplify and enhance the overall investor experience and achieve certain operational advantages, including higher assets under management and anticipated higher trading volumes for each Acquiring ETF post-reorganization.
In connection with the reorganizations, each Target ETF transferred all of its assets to the specified Acquiring ETF in exchange for common shares of beneficial interest of the relevant Acquiring ETF (the “Reorganization Shares”) and the assumption by such Acquiring ETF of all of such Target ETF's liabilities. The exchange was effected on the date agreed to by each Target ETF and each Acquiring ETF. This was followed immediately by each Target ETF's pro rata distribution of the Reorganization Shares to its shareholders, in complete liquidation of each Target ETF.
Under the Plan each Target ETF was reorganized with and into the specified Acquiring ETF as set forth in the table below.

Target ETFs	Acquiring ETFs	Reorganization Effective Date
LifeX Inflation-Protected Income ETFs
LifeX 2048 Inflation-Protected Longevity Income ETF	LifeX 2050 Inflation-Protected Longevity Income ETF	09/15/2025
LifeX 2049 Inflation-Protected Longevity Income ETF
LifeX 2051 Inflation-Protected Longevity Income ETF	LifeX 2055 Inflation-Protected Longevity Income ETF	09/16/2025
LifeX 2052 Inflation-Protected Longevity Income ETF
LifeX 2053 Inflation-Protected Longevity Income ETF
LifeX 2054 Inflation-Protected Longevity Income ETF
LifeX 2056 Inflation-Protected Longevity Income ETF	LifeX 2060 Inflation-Protected Longevity Income ETF	09/17/2025
LifeX 2057 Inflation-Protected Longevity Income ETF
LifeX 2058 Inflation-Protected Longevity Income ETF
LifeX 2059 Inflation-Protected Longevity Income ETF
LifeX 2061 Inflation-Protected Longevity Income ETF	LifeX 2065 Inflation-Protected Longevity Income ETF	09/18/2025
LifeX 2062 Inflation-Protected Longevity Income ETF
LifeX 2063 Inflation-Protected Longevity Income ETF
LifeX 2064 Inflation-Protected Longevity Income ETF
LifeX Income ETFs
LifeX 2048 Longevity Income ETF	LifeX 2050 Longevity Income ETF	09/15/2025
LifeX 2049 Longevity Income ETF
LifeX 2051 Longevity Income ETF	LifeX 2055 Longevity Income ETF	09/16/2025
LifeX 2052 Longevity Income ETF
LifeX 2053 Longevity Income ETF
LifeX 2054 Longevity Income ETF
LifeX 2056 Longevity Income ETF	LifeX 2060 Longevity Income ETF	09/17/2025
LifeX 2057 Longevity Income ETF
LifeX 2058 Longevity Income ETF
LifeX 2059 Longevity Income ETF
LifeX 2061 Longevity Income ETF	LifeX 2065 Longevity Income ETF	09/18/2025
LifeX 2062 Longevity Income ETF
LifeX 2063 Longevity Income ETF
LifeX 2064 Longevity Income ETF

38

Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
Each Reorganization was accomplished by a tax-free exchange of shares of the Acquiring ETFs for shares of the Target ETFs as noted below:

Target ETFs	Prior to Reorganization
	Shares Outstanding	Net Assets	NAV Per Share
LifeX Inflation-Protected Income ETFs
LifeX 2048 Inflation-Protected Longevity Income ETF	10,997	$1,734,099.53	$157.6884
LifeX 2049 Inflation-Protected Longevity Income ETF	8,998	1,495,572.25	166.2116
LifeX 2051 Inflation-Protected Longevity Income ETF	5,998	1,084,773.28	180.8558
LifeX 2052 Inflation-Protected Longevity Income ETF	8,998	1,690,222.10	187.8442
LifeX 2053 Inflation-Protected Longevity Income ETF	9,998	1,963,062.05	196.3455
LifeX 2054 Inflation-Protected Longevity Income ETF	11,996	2,425,713.08	202.2102
LifeX 2056 Inflation-Protected Longevity Income ETF	25,999	5,581,212.82	214.6703
LifeX 2057 Inflation-Protected Longevity Income ETF	7,997	1,776,794.88	222.1827
LifeX 2058 Inflation-Protected Longevity Income ETF	5,998	1,364,416.42	227.4786
LifeX 2059 Inflation-Protected Longevity Income ETF	17,997	4,210,846.20	233.9749
LifeX 2061 Inflation-Protected Longevity Income ETF	12,998	3,193,521.16	245.6933
LifeX 2062 Inflation-Protected Longevity Income ETF	2,998	749,550.82	250.017
LifeX 2063 Inflation-Protected Longevity Income ETF	23,995	6,156,470.76	256.5731
LifeX 2064 Inflation-Protected Longevity Income ETF	6,998	1,787,233.52	255.392
LifeX Income ETFs
LifeX 2048 Longevity Income ETF	13,095	$1,557,705.11	$118.9542
LifeX 2049 Longevity Income ETF	11,997	1,485,513.97	123.8238
LifeX 2051 Longevity Income ETF	6,997	930,847.97	133.0353
LifeX 2052 Longevity Income ETF	6,997	963,587.99	137.7144
LifeX 2053 Longevity Income ETF	13,997	1,986,109.53	141.8954
LifeX 2054 Longevity Income ETF	4,998	729,118.04	145.882
LifeX 2056 Longevity Income ETF	3,997	615,019.40	153.8703
LifeX 2057 Longevity Income ETF	7,998	1,256,301.95	157.077
LifeX 2058 Longevity Income ETF	3,997	642,843.03	160.8314
LifeX 2059 Longevity Income ETF	3,998	655,348.79	163.9192
LifeX 2061 Longevity Income ETF	2,998	510,379.70	170.2401
LifeX 2062 Longevity Income ETF	5,996	1,035,927.94	172.7698
LifeX 2063 Longevity Income ETF	5,997	1,053,199.32	175.621
LifeX 2064 Longevity Income ETF	3,997	712,521.40	178.264

39

Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
The cost, net unrealized appreciation/(depreciation) and fair market value of the investments of Target ETFs as of the date of the Reorganization, was as follows:

Target ETFs	Prior to Reorganization
	Cost	Unrealized Appreciation/ (Depreciation)	Fair Value
LifeX Inflation-Protected Income ETFs
LifeX 2048 Inflation-Protected Longevity Income ETF	$1,677,515	$25,240	$1,702,755
LifeX 2049 Inflation-Protected Longevity Income ETF	1,478,046	3,146	1,481,192
LifeX 2051 Inflation-Protected Longevity Income ETF	1,046,612	7,454	1,054,066
LifeX 2052 Inflation-Protected Longevity Income ETF	1,727,560	(60,028)	1,667,532
LifeX 2053 Inflation-Protected Longevity Income ETF	1,886,120	33,653	1,919,773
LifeX 2054 Inflation-Protected Longevity Income ETF	2,360,010	41,205	2,401,215
LifeX 2056 Inflation-Protected Longevity Income ETF	5,396,143	72,481	5,468,624
LifeX 2057 Inflation-Protected Longevity Income ETF	1,679,964	49,070	1,729,034
LifeX 2058 Inflation-Protected Longevity Income ETF	1,285,909	47,790	1,333,699
LifeX 2059 Inflation-Protected Longevity Income ETF	4,002,558	125,267	4,127,825
LifeX 2061 Inflation-Protected Longevity Income ETF	2,797,065	102,972	2,900,037
LifeX 2062 Inflation-Protected Longevity Income ETF	695,431	21,038	716,469
LifeX 2063 Inflation-Protected Longevity Income ETF	5,761,445	234,521	5,995,966
LifeX 2064 Inflation-Protected Longevity Income ETF	1,696,756	39,464	1,736,220
LifeX Income ETFs
LifeX 2048 Longevity Income ETF	$1,481,705	$35,700	$1,517,405
LifeX 2049 Longevity Income ETF	1,426,783	32,358	1,459,141
LifeX 2051 Longevity Income ETF	883,615	21,211	904,826
LifeX 2052 Longevity Income ETF	919,366	24,690	944,056
LifeX 2053 Longevity Income ETF	1,895,219	50,782	1,946,001
LifeX 2054 Longevity Income ETF	700,911	13,551	714,462
LifeX 2056 Longevity Income ETF	585,516	13,773	599,289
LifeX 2057 Longevity Income ETF	1,199,710	26,504	1,226,214
LifeX 2058 Longevity Income ETF	611,858	14,363	626,221
LifeX 2059 Longevity Income ETF	626,778	9,733	636,511
LifeX 2061 Longevity Income ETF	489,122	7,271	496,393
LifeX 2062 Longevity Income ETF	995,311	13,774	1,009,085
LifeX 2063 Longevity Income ETF	1,013,872	8,681	1,022,553
LifeX 2064 Longevity Income ETF	678,988	17,793	696,781

40

Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
The Acquiring ETFs’ balances were as follows:

Acquiring ETFs	Prior to Reorganization
	Shares Outstanding	Net Assets	NAV Per Share
LifeX Inflation-Protected Income ETFs
LifeX 2050 Inflation-Protected Longevity Income ETF	21,997	$3,816,335.88	$173.4935
LifeX 2055 Inflation-Protected Longevity Income ETF	14,997	3,130,096.99	208.7149
LifeX 2060 Inflation-Protected Longevity Income ETF	14,999	3,588,837.07	239.2718
LifeX 2065 Inflation-Protected Longevity Income ETF	3,998	1,041,221.25	260.4355
LifeX Income ETFs
LifeX 2050 Longevity Income ETF	9,995	$1,284,891.77	$128.5535
LifeX 2055 Longevity Income ETF	7,997	1,197,223.25	149.7090
LifeX 2060 Longevity Income ETF	5,997	1,003,624.11	167.3544
LifeX 2065 Longevity Income ETF	3,998	722,776.03	180.7844

Acquiring ETFs	After Reorganization
	Shares Outstanding	Net Assets	NAV Per Share
LifeX Inflation-Protected Income ETFs
LifeX 2050 Inflation-Protected Longevity Income ETF	40,612.52	$7,046,007.66	$173.4935
LifeX 2055 Inflation-Protected Longevity Income ETF	49,320.24	10,293,867.50	208.7149
LifeX 2060 Inflation-Protected Longevity Income ETF	69,051.63	16,522,107.39	239.2718
LifeX 2065 Inflation-Protected Longevity Income ETF	49,639.92	12,927,997.51	260.4355
LifeX Income ETFs
LifeX 2050 Longevity Income ETF	33,667.79	$4,328,110.85	$128.5535
LifeX 2055 Longevity Income ETF	38,787.83	5,806,886.78	149.709
LifeX 2060 Longevity Income ETF	24,935.93	4,173,137.28	167.3544
LifeX 2065 Longevity Income ETF	22,318.32	4,034,804.39	180.7844

For financial reporting purposes, each Acquiring ETF is deemed to be the accounting survivor and, as a result, the Statement of Changes in Net Assets and Financial Highlights reflect the operations of the Acquiring ETF only. The assets received and shares issued by the Acquiring ETF were recorded at fair value; however, the cost basis of the investments received from the Target ETF was carried forward to align ongoing reporting of the Acquiring ETF’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Because the Acquiring ETF has been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target ETF and the Acquiring ETF that have been included in the Acquiring ETF’s Statement of Changes in Net Assets since the Merger Date.
Effective as of the close of business on September 22, 2025, the Acquiring ETFs underwent a reverse share split, as approved by the Board on July 22, 2025. In addition, following the reverse share splits, the intended distribution amount per share for each Acquiring ETF remained $0.8333 per outstanding share per month (adjusted for inflation in the case of the Inflation-Protected Longevity Income ETFs), or $10.00 per

41

Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
share per year (adjusted for inflation in the case of the Inflation-Protected Longevity Income ETFs), through December of the end year specified in such Acquiring ETF's prospectus.

LifeX Inflation-Protected Income ETFs	Reverse Share Split Rate
LifeX 2050 Inflation-Protected Longevity Income ETF	10-for-13
LifeX 2055 Inflation-Protected Longevity Income ETF	10-for-12
LifeX 2060 Inflation-Protected Longevity Income ETF	10-for-12
LifeX 2065 Inflation-Protected Longevity Income ETF	10-for-12
LifeX Income ETFs
LifeX 2050 Longevity Income ETF	10-for-13
LifeX 2055 Longevity Income ETF	10-for-12
LifeX 2060 Longevity Income ETF	10-for-11
LifeX 2065 Longevity Income ETF	10-for-11
LifeX Durable ETF
LifeX Durable Income ETF	10-for-11

On July 22, 2025, the Board approved a special distribution to be made by each of the Distributing ETFs. The record date for each such special distribution was September 24, 2025, and the payment date was September 25, 2025. The special distribution amount per share made by each of the Distributing ETFs is shown below.

LifeX Inflation-Protected Income ETFs	Special Distribution Amount Per Share
LifeX 2050 Inflation-Protected Longevity Income ETF	$9.06
LifeX 2055 Inflation-Protected Longevity Income ETF	$4.30
LifeX 2060 Inflation-Protected Longevity Income ETF	$13.57
LifeX 2065 Inflation-Protected Longevity Income ETF	$21.31
LifeX Income ETFs
LifeX 2050 Longevity Income ETF	$9.47
LifeX 2055 Longevity Income ETF	$7.42
LifeX 2060 Longevity Income ETF	$0.00
LifeX 2065 Longevity Income ETF	$4.96
LifeX Durable ETF
LifeX Durable Income ETF	$4.93

42

Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
Assuming the Reorganization had been completed on January 1, 2025, the beginning of the reporting period in which the Reorganization occurred, the unaudited pro forma results of operations for the year ended December 31, 2025 would have been as follows:

	Pro Forma Results from Operations
	Net Investment Gain/(Loss)	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Change in Net Assets Resulting from Operations
LifeX Inflation-Protected Income ETFs
LifeX 2050 Inflation-Protected Longevity Income ETF	402,479	(358,880)	408,475	452,074
LifeX 2055 Inflation-Protected Longevity Income ETF	620,554	(865,278)	914,627	669,903
LifeX 2060 Inflation-Protected Longevity Income ETF	774,045	(807,097)	1,004,139	971,087
LifeX 2065 Inflation-Protected Longevity Income ETF	584,606	(510,119)	445,418	519,905
LifeX Income ETFs
LifeX 2050 Longevity Income ETF	311,730	(232,790)	292,435	371,375
LifeX 2055 Longevity Income ETF	465,447	(778,273)	749,731	436,905
LifeX 2060 Longevity Income ETF	408,851	(835,056)	941,918	515,713
LifeX 2065 Longevity Income ETF	297,469	(641,600)	625,022	280,891

The Funds list and principally trade their shares on Cboe BZX Exchange, Inc. (the “Exchange”). Shares of the Funds trade on the Exchange at market prices that may be below, at, or above the Funds’ net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” The following table sets forth the number of shares of a Fund that constitute a Creation Unit:

LifeX Income Bucket ETFs	Shares per Creation Unit
LifeX 2028 Income Bucket ETF	3,000
LifeX 2030 Income Bucket ETF	2,000
LifeX 2035 Income Bucket ETF	1,000
LifeX Inflation-Protected Income ETFs
LifeX 2050 Inflation-Protected Longevity Income ETF	1,000
LifeX 2055 Inflation-Protected Longevity Income ETF	1,000
LifeX 2060 Inflation-Protected Longevity Income ETF	1,000
LifeX 2065 Inflation-Protected Longevity Income ETF	1,000
LifeX Income ETFs
LifeX 2050 Longevity Income ETF	1,000
LifeX 2055 Longevity Income ETF	1,000
LifeX 2060 Longevity Income ETF	1,000
LifeX 2065 Longevity Income ETF	1,000
LifeX Durable Income ETF
LifeX Durable Income ETF	1,000

43

Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
Creation Units may be purchased or redeemed only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed an Authorized Participant Agreement with Foreside Financial Services, LLC (the “Distributor”). Most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. A purchase or redemption transaction fee (i.e. creation or redemption fee), payable by the Authorized Participant or the Adviser, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by each of the Funds in the preparation of each of their financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.
(a)
Investment Valuation and Fair Value Measurement. The Board has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by each Fund (as needed), and periodically assessing and managing any material valuation risks and establishing and applying fair value methodologies subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations. Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

For investments in investment companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the NAV per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.
Debt securities, including U.S. government debt securities (which we refer to as “U.S. Government Securities”), are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.
The Funds generally expect that their investments in U.S. Government Securities will not require the use of fair valuation methodologies. In the event that market quotations are not readily available for a particular Fund asset or available market quotations, or other information is deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, each Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.
Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by each Fund. It is

44

Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 –	Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that each Fund can access at the measurement date;
Level 2 –
Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 –	Inputs: significant unobservable inputs for the asset or liability.
Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.
LifeX 2028 Income Bucket ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$2,200,952	$—	$2,200,952
Money Market Funds	30,900	—	—	30,900
Total Investments	$30,900	$2,200,952	$—	$2,231,852

LifeX 2030 Income Bucket ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$2,380,559	$—	$2,380,559
Money Market Funds	29,372	—	—	29,372
Total Investments	$29,372	$2,380,559	$—	$2,409,931

45

Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
LifeX 2035 Income Bucket ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$41,078,093	$—	$41,078,093
Money Market Funds	786,908	—	—	786,908
Total Investments	$786,908	$41,078,093	$—	$41,865,001

LifeX 2050 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$33,863	$3,232,751	$—	$3,266,614
Money Market Funds	88,704	—	—	88,704
Total Investments	$122,567	$3,232,751	$—	$3,355,318

LifeX 2050 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$4,359,794	$—	$4,359,794
Money Market Funds	79,026	—	—	79,026
Total Investments	$79,026	$4,359,794	$—	$4,438,820

LifeX 2055 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$1,498,902	$5,223,689	$—	$6,722,591
Money Market Funds	102,356	—	—	102,356
Total Investments	$1,601,258	$5,223,689	$—	$6,824,947

LifeX 2055 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$51,566	$4,825,373	$—	$4,876,939
Money Market Funds	49,392	—	—	49,392
Total Investments	$100,958	$4,825,373	$—	$4,926,331

LifeX 2060 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$548,829	$3,501,520	$—	$4,050,349
U.S. Treasury Bills	9,964	291,515	—	301,479
Money Market Funds	200,566	—	—	200,566
Total Investments	$759,359	$3,793,035	$—	$4,552,394

46

Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
LifeX 2060 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$252,409	$3,471,945	$—	$3,724,354
Money Market Funds	27,052	—	—	27,052
Total Investments	$279,461	$3,471,945	$—	$3,751,406

LifeX 2065 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$24,707	$3,373,231	$—	$3,397,938
U.S. Treasury Bills	30,888	591,496	—	622,384
Money Market Funds	219,740	—	—	219,740
Total Investments	$275,335	$3,964,727	$—	$4,240,062

LifeX 2065 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$3,128,921	$—	$3,128,921
Money Market Funds	20,768	—	—	20,768
Total Investments	$20,768	$3,128,921	$—	$3,149,689

LifeX Durable Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$840,214	$—	$840,214
Money Market Funds	5,698	—	—	5,698
Total Investments	$5,698	$840,214	$—	$845,912

Refer to the Schedule of Investments for further disaggregation of investment categories.
(b)
Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(c)
Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

(d)
Federal Income Taxes. The Funds qualify and intend to continue to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As RICs, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

47

Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
(e)
Distributions to Shareholders. The Funds intend to make distributions monthly, for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Funds’ intended distributions are expected to constitute capital gains.

(f)
Foreign Securities and Currency Transactions. The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

(g)
Market Volatility. The value of the securities in the Funds may go up or down in response to market and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments, including hampering the ability of the Adviser to invest the Funds’ assets as intended.

(h)
Other. Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method. Realized gains and losses on securities sold are calculated on a highest-amortized cost basis.

(i)
Segment Reporting. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CEO of Stone Ridge Asset Management is the CODM of each Fund. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocations are pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s Schedule of Investments, total returns, and changes in net assets from operations, subscriptions and redemptions, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

3. FEDERAL TAX MATTERS
Provisions for federal income taxes or excise taxes have not been made because the Funds intend to be taxed as RICs and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

48

Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
For the period ended December 31, 2025, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	TOTAL DISTRIBUTABLE EARNINGS/(LOSS)	PAID IN CAPITAL
LifeX 2028 Income Bucket ETF	—	—
LifeX 2030 Income Bucket ETF	—	—
LifeX 2035 Income Bucket ETF	(4,859,032)	4,859,032
LifeX 2050 Inflation-Protected Longevity Income ETF	126,353	(126,353)
LifeX 2050 Longevity Income ETF	538,280	(538,280)
LifeX 2055 Inflation-Protected Longevity Income ETF	256,357	(256,357)
LifeX 2055 Longevity Income ETF	18,351	(18,351)
LifeX 2060 Inflation-Protected Longevity Income ETF	329,350	(329,350)
LifeX 2060 Longevity Income ETF	754,710	(754,710)
LifeX 2065 Inflation-Protected Longevity Income ETF	138,729	(138,729)
LifeX 2065 Longevity Income ETF	556,151	(556,151)
LifeX Durable Income ETF	—	—

These differences primarily relate to redemptions in kind and adjustments related to tax-free reorganizations.
As of December 31, 2025, tax cost of investments and components of accumulated earnings (losses) for income tax purposes were as follows:

	LifeX 2028 Income Bucket ETF	LifeX 2030 Income Bucket ETF	LifeX 2035 Income Bucket ETF	LifeX 2050 Inflation- Protected Longevity Income ETF	LifeX 2050 Longevity Income ETF	LifeX 2055 Inflation- Protected Longevity Income ETF
Tax cost of investments	$2,065,933	$3,523,801	$44,637,663	$3,610,810	$4,597,653	$4,697,991
Unrealized appreciation	2,029	2,040	683,283	6,476	24,776	11,364
Unrealized depreciation	(217)	(466)	(34,521)	(202,961)	(49,809)	(162,080)
Net unrealized appreciation (depreciation)	1,812	1,574	648,762	(196,485)	(25,033)	(150,716)
Undistributed ordinary income	—	—	—	—	—	—
Undistributed long-term gain (capital loss carryover)	—	—	—	(562,456)	(1,095,916)	(1,351,621)
Distributable earnings (loss)	—	—	—	(562,456)	(1,095,916)	(1,351,621)
Other temporary differences	—	—	(23,283)	—	—	—
Total accumulated gain (loss)	$1,812	$1,574	$625,479	$(758,941)	$(1,120,949)	$(1,502,337)

	LifeX 2055 Longevity Income ETF	LifeX 2060 Inflation- Protected Longevity Income ETF	LifeX 2060 Longevity Income ETF	LifeX 2065 Inflation- Protected Longevity Income ETF	LifeX 2065 Longevity Income ETF	LifeX Durable Income ETF
Tax cost of investments	$4,398,069	$3,099,694	$3,528,321	$4,422,323	$3,274,081	$871,002
Unrealized appreciation	27,859	3,530	14,163	363	11,274	3,142
Unrealized depreciation	(40,943)	(69,514)	(61,908)	(128,044)	(70,819)	(10,685)
Net unrealized appreciation (depreciation)	(13,084)	(65,984)	(47,745)	(127,681)	(59,545)	(7,543)
Undistributed ordinary income	—	—	—	—	—	—
Undistributed long-term gain (capital loss carryover)	(2,864,539)	(1,713,490)	(2,013,270)	(1,374,281)	(1,334,982)	(120,648)
Distributable earnings (loss)	(2,864,539)	(1,713,490)	(2,013,270)	(1,374,281)	(1,334,982)	(120,648)
Other temporary differences	—	—	—	(62,958)	—	—
Total accumulated gain (loss)	$(2,877,623)	$(1,779,474)	$(2,061,015)	$(1,564,920)	$(1,394,527)	$(128,191)

49

Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to wash sales losses.
The tax character of distributions paid during the year ended December 31, 2025 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
LifeX 2028 Income Bucket ETF	$13,691	$ —	$106,309	$120,000
LifeX 2030 Income Bucket ETF	13,159	—	50,174	63,333
LifeX 2035 Income Bucket ETF	10,299,417	—	20,671,691	30,971,108
LifeX 2050 Inflation-Protected Longevity Income ETF	179,878	—	310,344	490,222
LifeX 2050 Longevity Income ETF	128,077	—	386,150	514,227
LifeX 2055 Inflation-Protected Longevity Income ETF	185,168	—	205,006	390,174
LifeX 2055 Longevity Income ETF	135,173	—	386,628	521,801
LifeX 2060 Inflation-Protected Longevity Income ETF	177,287	—	794,548	971,835
LifeX 2060 Longevity Income ETF	114,513	—	134,565	249,078
LifeX 2065 Inflation-Protected Longevity Income ETF	133,606	—	767,644	901,250
LifeX 2065 Longevity Income ETF	62,720	—	122,904	185,624
LifeX Durable Income ETF	32,863	—	58,881	91,744

The tax character of distributions paid during the year ended December 31, 2024 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
LifeX 2050 Inflation-Protected Longevity Income ETF	$68,492	$ —	$22,214	$90,706
LifeX 2050 Longevity Income ETF	66,486	—	56,357	122,843
LifeX 2055 Inflation-Protected Longevity Income ETF	70,858	—	7,767	78,625
LifeX 2055 Longevity Income ETF	62,315	—	41,305	103,620
LifeX 2060 Inflation-Protected Longevity Income ETF	72,851	—	—	72,851
LifeX 2060 Longevity Income ETF	63,416	—	33,453	96,869
LifeX Durable Income ETF	32,993	—	12,645	45,638

At December 31, 2025 the Funds had tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	Short-Term	Long-Term	Total
LifeX 2028 Income Bucket ETF	$—	$—	$—
LifeX 2030 Income Bucket ETF	—	—	—
LifeX 2035 Income Bucket ETF	—	—	—
LifeX 2050 Inflation-Protected Longevity Income ETF	(557,280)	(5,176)	(562,456)
LifeX 2050 Longevity Income ETF	(1,093,660)	(2,256)	(1,095,916)
LifeX 2055 Inflation-Protected Longevity Income ETF	(1,298,314)	(53,307)	(1,351,621)
LifeX 2055 Longevity Income ETF	(2,813,014)	(51,525)	(2,864,539)
LifeX 2060 Inflation-Protected Longevity Income ETF	(1,652,758)	(60,732)	(1,713,490)
LifeX 2060 Longevity Income ETF	(2,010,534)	(2,736)	(2,013,270)
LifeX 2065 Inflation-Protected Longevity Income ETF	(1,360,836)	(13,445)	(1,374,281)
LifeX 2065 Longevity Income ETF	(1,334,982)	—	(1,334,982)
LifeX Durable Income ETF	(118,081)	(2,567)	(120,648)

50

Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
As of December 31, 2025, the Funds deferred, on a tax basis, late year ordinary losses shown below. These losses are deemed to arise on January 1, 2026.

	ORDINARY	SHORT-TERM	LONG-TERM	TOTAL
LifeX 2028 Income Bucket ETF	$ —	$—	$—	$—
LifeX 2030 Income Bucket ETF	—	—	—	—
LifeX 2035 Income Bucket ETF	—	23,283	—	23,283
LifeX 2050 Inflation-Protected Longevity Income ETF	—	—	—	—
LifeX 2050 Longevity Income ETF	—	—	—	—
LifeX 2055 Inflation-Protected Longevity Income ETF	—	—	—	—
LifeX 2055 Longevity Income ETF	—	—	—	—
LifeX 2060 Inflation-Protected Longevity Income ETF	—	—	—	—
LifeX 2060 Longevity Income ETF	—	—	—	—
LifeX 2065 Inflation-Protected Longevity Income ETF	—	62,666	292	62,958
LifeX 2065 Longevity Income ETF	—	—	—	—
LifeX Durable Income ETF	—	—	—	—

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year (period), 2025, or for any other tax years which are open for exam. As of December 31, 2025, open tax years include the periods ended December 31, 2024 and 2025, which are the sole tax years open for examination. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.
4. AGREEMENTS
(a)
Investment Management Agreement. The Adviser is the Funds’ investment adviser and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds.

As compensation for its services, the Adviser is paid by the Funds a fee, computed daily and paid monthly in arrears at an annual rate of 0.25% of each Fund’s average daily net assets. The Adviser had previously been paid a fee for its services to the LifeX Income ETFs, LifeX Inflation-Protected Income ETFs and LifeX Durable Income ETF, computed daily and paid monthly in arrears at an annual rate of 0.50% of each Fund’s average daily net assets for the period from July 26, 2024 through February 19, 2025.
5. SERVICE PROVIDERS
(a)
Custodian, Administrator, and Transfer Agent. The custodian to the Funds is U.S. Bank, N.A. The administrator and transfer agent to the Funds is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Transfer Agent”), an affiliate of U.S. Bank, N.A.

(b)	Distributor. Foreside Financial Services, LLC, serves as the Funds’ distributor.

51

Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
6. Investment Transactions
For the period ended June 30, 2026, aggregate purchases and sales of securities (excluding short-term securities and in-kind transactions) by the Funds were as follows:

	LifeX 2028 Income Bucket ETF	LifeX 2030 Income Bucket ETF	LifeX 2035 Income Bucket ETF	LifeX 2050 Inflation- Protected Longevity Income ETF	LifeX 2050 Longevity Income ETF	LifeX 2055 Inflation- Protected Longevity Income ETF
Non U.S. Government
Purchases	$—	$—	$—	$—	$—	$—
Sales	$—	$—	$—	$—	$—	$—
U.S. Government
Purchases	$238,286	$251,361	$32,023,665	$34,259	$280,362	$80,350
Sales	$244,413	$1,230,913	$34,276,370	$—	$368,664	$321,508

	LifeX 2055 Longevity Income ETF	LifeX 2060 Inflation- Protected Longevity Income ETF	LifeX 2060 Longevity Income ETF	LifeX 2065 Inflation- Protected Longevity Income ETF	LifeX 2065 Longevity Income ETF	LifeX Durable Income ETF
Non U.S. Government
Purchases	$—	$—	$—	$—	$—	$—
Sales	$—	$—	$—	$—	$—	$—
U.S. Government
Purchases	$634,509	$119,592	$491,768	$188,024	$143,823	$39,163
Sales	$—	$228,738	$162,354	$232,638	$157,182	$47,656

For the period ended June 30, 2026, aggregate in-kind purchases and sales of securities by the Funds were as follows:

	LifeX 2028 Income Bucket ETF	LifeX 2030 Income Bucket ETF	LifeX 2035 Income Bucket ETF	LifeX 2050 Inflation- Protected Longevity Income ETF	LifeX 2050 Longevity Income ETF	LifeX 2055 Inflation- Protected Longevity Income ETF
Non U.S. Government
Purchases	$—	$—	$ —	$ —	$ —	$—
Sales	$—	$—	$—	$—	$—	$—
U.S. Government
Purchases	$ 295,879	$400,401	$—	$—	$—	$ 2,490,057
Sales	$—	$—	$—	$—	$—	$—

	LifeX 2055 Longevity Income ETF	LifeX 2060 Inflation- Protected Longevity Income ETF	LifeX 2060 Longevity Income ETF	LifeX 2065 Inflation- Protected Longevity Income ETF	LifeX 2065 Longevity Income ETF	LifeX Durable Income ETF
Non U.S. Government
Purchases	$—	$—	$ —	$ —	$ —	$ —
Sales	$—	$—	$—	$—	$—	$—
U.S. Government
Purchases	$—	$ 1,382,984	$—	$—	$—	$—
Sales	$—	$—	$—	$—	$—	$—

52

Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
7. Subsequent Events Evaluation
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

53

Additional Information (Unaudited)
1. Availability of Quarterly Portfolio Holdings Schedules
The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ filings on Part F of Form N-PORT are available without charge on the SEC’s website, www.sec.gov, or upon request by calling 1.855.609.3680.
2. Proxy Voting Policies and Procedures and Proxy Voting Record
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.
3. Form N-CSR Items 8-11
Set forth below is the information required to be provided in Items 8-11 of Form N-CSR.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
All fund expenses, including Trustee compensation, are paid by the Adviser pursuant to the Investment Management Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

54

SCHEDULE A

LifeX Income Bucket ETFs	Inception Date
LifeX 2028 Income Bucket ETF	9/23/2025
LifeX 2030 Income Bucket ETF	9/23/2025
LifeX 2035 Income Bucket ETF	1/3/2025
LifeX Inflation-Protected Income ETFs
LifeX 2050 Inflation-Protected Longevity Income ETF	1/17/2024
LifeX 2055 Inflation-Protected Longevity Income ETF	1/17/2024
LifeX 2060 Inflation-Protected Longevity Income ETF	1/17/2024
LifeX 2065 Inflation-Protected Longevity Income ETF	1/3/2025
LifeX Income ETFs
LifeX 2050 Longevity Income ETF	1/8/2024
LifeX 2055 Longevity Income ETF	1/8/2024
LifeX 2060 Longevity Income ETF	1/8/2024
LifeX 2065 Longevity Income ETF	1/3/2025
LifeX Durable Income ETF
LifeX Durable Income ETF	1/8/2024

55

Investment Adviser
Stone Ridge Asset Management LLC
One Vanderbilt Avenue, 65th Floor
New York, NY 10017
Independent Registered Public Accounting Firm
Ernst & Young LLP
700 Nicollet Mall, Suite 500
Minneapolis, MN 55402
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Distributor
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator, Transfer Agent and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC,
doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
This report has been prepared for shareholders and must be preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ investment objectives, risks, experience of its management and other information.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Adviser pursuant to the Investment Management Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	9/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	9/8/2026

By (Signature and Title)*	/s/ Maura Keselowsky
Maura Keselowsky, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date	9/8/2026

* Print the name and title of each signing officer under his or her signature.